Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXX	RATE24J30022	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%
Borrower has stable job time - Borrower has 5.76 years on job.
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XXXX	RATE24J30022	XXX	XXXX	7/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The commitment is expired. Provide a date-down or revised title commitment within 90-days of closing.
Duplicate title received.  Due to recent changes in the FNMA selling guide, the title documentation is now included with all credit documents; 120-days permitted (3/XX/2024 effective date; 7/XX/2024 note date -- met).
07/19/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.76 years on job.
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XXXX	RATE24J30022	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to XXX report, initial Loan application date is 3/XX/2024. Homeownership Counseling Disclosure in file is dated 3/XX/2024 which exceeds the timing regulation.

Lender provided copy of Homeownership Counseling Disclosure dated 3/XX/2024 and within 3 days of the loan application.  Exception Resolved.; Lender provided copy of Homeownership Counseling Disclosure dated 3/XX/2024 and within 3 days of the loan application.  Exception Resolved.
07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.76 years on job.
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XXXX	RATE24J30022	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to XXX report, initial Loan application date is 3/XX/2024. Initial LE in file is dated 3/XX/2024 which exceeds the timing regulation.
																	Initial LE and SSPL provided; Exception resolved; Initial LE and SSPL provided; Exception resolved	07/15/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.76 years on job.
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XXXX	RATE24J30027	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.33% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.5 years on job.
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XXXX	RATE24J30027	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.33% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.5 years on job.
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XXXX	RATE24J30027	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.33% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.5 years on job.
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XXXX	RATE24J30047	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30047	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30047	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30001	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying DTI below max allowed. - Calculated DTI of 29.73% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 3.03 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30001	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying DTI below max allowed. - Calculated DTI of 29.73% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 3.03 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30001	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying DTI below max allowed. - Calculated DTI of 29.73% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 3.03 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30002	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide a revised DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.; 6/XX/2024 DRIVE report received for XXXX #XXXX (wrong borrower).	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.66% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30002	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.66% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30002	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.66% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30003	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide updated DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.	08/19/2024
Borrower has stable job time - Borrower has 7.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.57% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXXX	RATE24J30003	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Borrower has stable job time - Borrower has 7.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.57% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXXX	RATE24J30003	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Borrower has stable job time - Borrower has 7.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.57% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXXX	RATE24J30004	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.83 years on job.
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XXXX	RATE24J30004	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.83 years on job.
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XXXX	RATE24J30004	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.83 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30005	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30005	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30005	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30006	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 3.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.63% is less than Guideline DTI of 45%
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XXXX	RATE24J30006	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 3.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.63% is less than Guideline DTI of 45%
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XXXX	RATE24J30006	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 3.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.63% is less than Guideline DTI of 45%
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XXXX	RATE24J30007	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 7/XX/2024 DRIVE report (all others were cleared):  1042.Settlement Agent Participant watchlist. name(s) is on the OFAC Verify the identity of participant.
and
procedures
follow internal watchlist match

Rebuttal LOX received; the lender indicated they cleared the alert on the report (1042).  The participant on the OFAC list, XXX, was born and still lives in Columbia (page 1114 of original PDF; she is not one-in-the-same as the notary republic -- per notary stamp, her middle name is XXX - page 75).
																		07/23/2024	Borrower has stable job time - Borrower has 7.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30007	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024	Borrower has stable job time - Borrower has 7.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30007	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024	Borrower has stable job time - Borrower has 7.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30008	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
According to the XXX report, the initial Loan application date is 10/XX/2023. The earliest LE in file, dated 10/XX/2023, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 10/XX/2023.  According to the XXX report, the initial LE was issued on 10/XX/2023, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed. This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $26,348.81.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 17.19 years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30008	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
According to the XXX report, the initial Loan application date is 10/XX/2023. The earliest LE in file, dated 10/XX/2023, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 10/XX/2023.  According to the XXX report, the initial LE was issued on 10/XX/2023, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 17.19 years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30008	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
According to the XXX report, the initial Loan application date is 10/XX/2023. The earliest LE in file, dated 10/XX/2023, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 10/XX/2023.  According to the XXX report, the initial LE was issued on 10/XX/2023, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed. This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($265.50) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 17.19 years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30008	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
Missing disclosure issued 10/XX/2024 of Homeownership Counseling Organizations.  This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.
																	RESPA HOC provided; Exception resolved; RESPA HOC provided; Exception resolved	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 17.19 years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30008	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 17.19 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30008	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 17.19 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30009	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 47.62% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.64 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.82% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.62% is less than Guideline CLTV of 80%
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XXXX	RATE24J30009	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 47.62% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.64 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.82% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.62% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30009	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 47.62% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.64 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.82% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.62% is less than Guideline CLTV of 80%
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XXXX	RATE24J30010	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 20.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30010	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 20.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30010	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 20.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30011	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Borrower has stable job time - Borrower has 2.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30011	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Borrower has stable job time - Borrower has 2.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30011	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Borrower has stable job time - Borrower has 2.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30012	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1448	Credit	Asset 6 Expired	Asset 6 Expired Please provide consecutive updated statement for Asset 6 (XXX acct ending XXX). The most recent statement in the loan file is dated 4.XX.2024 and exceeds 120 days guideline parameters.			Asset 6 Expired XXXX wasn't used in qualification by the lender; removed internally - sufficient funds for closing & reserves without this account.	08/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.8% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 11.32% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.8% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.86 years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30012	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.8% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 11.32% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.8% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.86 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30012	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.8% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 11.32% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.8% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.86 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30013	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 18.68 years on job.
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XXXX	RATE24J30013	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 18.68 years on job.
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XXXX	RATE24J30013	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 18.68 years on job.
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XXXX	RATE24J30014	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 19.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30014	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 19.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30014	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 19.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30015	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.01% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.78 years on job.
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XXXX	RATE24J30015	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.01% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.78 years on job.
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XXXX	RATE24J30016	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements Please provide Final CD for the sale of the Borrower's property located on XXX Avenue with net proceeds.			7/XX/2024 final seller's CD received for XXXX. $200,000 estimated net proceeds on the 1003 & assets screen; $XXXX actual proceeds	08/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.18% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.0 years on job.
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XXXX	RATE24J30016	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.18% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.0 years on job.
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XXXX	RATE24J30016	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.18% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.0 years on job.
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XXXX	RATE24J30017	XXX	XXXX	08/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements
Asset Record 2 Does Not Meet G/L Requirements Missing documentation to source the following transfers into XXX acct ending XXX:  $50,000.00 on 7.XX.2024, $210,222.56 on 7.XX.2024,
$50,000.00 on 6.XX.2024, $153,600.00 on 5.XX.2024 and $50,000.00 on 5.XX.2024 as required per AUS.  Additional conditions may apply.
																	XXX is a business account (sourcing for large deposits isn't required; cash-flow analysis in-file).	08/22/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.36 years on job.
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XXXX	RATE24J30017	XXX	XXXX	08/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.36 years on job.
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XXXX	RATE24J30017	XXX	XXXX	08/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.36 years on job.
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XXXX	RATE24J30233	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 23.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30233	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 23.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30233	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 23.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30234	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of $175.00, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Final Inspection was added to the CD issued 7/XX/2024 without a valid reason.
																	COC provided; exception resolved	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30234	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30234	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30018	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 14.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.31% is less than Guideline DTI of 45%
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XXXX	RATE24J30018	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 14.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.31% is less than Guideline DTI of 45%
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XXXX	RATE24J30018	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't include a chain-of-title; no deeds in-file.  Provide any one of the following (ensure it covers at least 24-months):  lender's supplement, copies of the prior deed(s), or email attestation from the title/abstract examiner.
																	Prior recorded grant deed received; 8/XX/2018 (sufficient time-frame confirmed).	07/26/2024
Borrower has stable job time - Borrower has 14.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.31% is less than Guideline DTI of 45%
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XXXX	RATE24J30019	XXX	XXXX	08/XX/2024	XXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30019	XXX	XXXX	08/XX/2024	XXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30019	XXX	XXXX	08/XX/2024	XXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30020	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 40% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.71% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30020	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 40% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.71% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30020	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 40% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.65 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.71% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30021	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $625.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $625.00 is due to addition of the Title-Tract Search Fee for $625.00 on the revised LE dated 6/XX/2024 and Final CD dated 7/XX/2024.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $625.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC and LE provided; Exception resolved; COC and LE provided; Exception resolved	07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 34.93 years on job.
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XXXX	RATE24J30021	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 34.93 years on job.
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XXXX	RATE24J30021	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 34.93 years on job.
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30023	XXX	XXXX	08/XX/2024	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30023	XXX	XXXX	08/XX/2024	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30023	XXX	XXXX	08/XX/2024	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30024	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.1% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.99% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.99% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.07 years on job.
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XXXX	RATE24J30024	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.1% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.99% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.99% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.07 years on job.
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XXXX	RATE24J30024	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.1% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.99% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.99% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.07 years on job.
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XXXX	RATE24J30025	XXX	XXXX	08/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided There is no commentary on the title commitment, and the prior grant deed is from 2023 (insufficient timeframe provided).  Provide any one of the following:  title abstract search results or email, supplement/endorsement, or revised title commitment.
																	Prior grant deed received; recorded on 5/XX/2023. Per DRIVE report, no other sales in the most recent 24-months.	08/15/2024	Borrower has stable job time - Borrower has 2.7 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30025	XXX	XXXX	08/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Borrower has stable job time - Borrower has 2.7 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30025	XXX	XXXX	08/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Borrower has stable job time - Borrower has 2.7 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30026	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.78 years on job.
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XXXX	RATE24J30026	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.78 years on job.
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XXXX	RATE24J30026	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.78 years on job.
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XXXX	RATE24J30028	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30028	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30028	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30029	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 50.36 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30029	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 50.36 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30029	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 50.36 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30030	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.63 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30030	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.63 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30030	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.63 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30031	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.6% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30031	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.6% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30031	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.6% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30032	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE1472	Credit	Asset 6 Missing
Asset 6 Missing File is missing Settlement Statement from sale of XXXX which was supposed to provide estimated net proceeds of $375,000 and support to exclude $4,788 monthly mortgage payment to XXX. This debt wase omitted from the subject DTI ratio in qualifying and creates a material increase in the DTI ratio when including.
																	7/XX/2024 final ALTA combined settlement statement received. $XXXX estimated proceeds on the 1003 & assets screen; $XXXX actual proceeds.	08/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30032	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30032	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30033	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30033	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30033	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30034	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30034	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30034	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30035	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
According to the XXX report, the initial Loan application date is 6/XX/2024. The earliest LE in file, dated 7/XX/2024, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 6/XX/2024.  According to the XXX report, the initial LE was issued on 6/XX/2024, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed.
 This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Received copy of Initial LE dated 06/XX/2024 that was missing from the file from the client to complete TRID testing; exception resolved.	08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 24.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30035	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
The RESPA Homeownership Counseling Organizations Disclosure in file is dated 7/XX/2024, which is more than 3 business days from the application date of 6/XX/2024. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.
																	Received copy of the homeownership counseling organizations disclosure dated 06/XX/2024 from the client; exception resolved.	08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 24.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30035	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 24.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30035	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 24.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30036	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 31.39% exceeds AUS DTI of 23% The most recent LPA submission is missing (doesn't match the 1008 either; the entire PDF was reviewed and there are no other AUS reports in-file).
LPA submission #4 received; DTI is 31%, which is within 3% tolerance (rounding issue).; Duplicate LPA received; the DTI is still an issue.  Provide most recent LPA or DU submission, whichever applies, within 3% of audit DTI (see initial finding commentary).
08/07/2024
Borrower has stable job time - Borrower has 14.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720
																				D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30036	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $65.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Cure of $65.00 required for increase of appraisal fee from $685.00 to $750.00. COC provided does not provide sufficient reason for increase. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.
																	COC provided; Exception resolved; COC provided; Exception resolved	08/05/2024
Borrower has stable job time - Borrower has 14.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720
																				D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30036	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial
Hazard Insurance Policy Partially Provided The actual binder is missing (effective and expiration dates unknown; coverages unknown); the RCE, paid receipt, and confirmation of replacement cost coverage is in-file -- the annual premium was derived from the final CD.
																	HOI binder received; 7/XX/2024 disbursement date; 7/XX/2024 effective date; all missing terms added.; Hazard Insurance Policy is fully present	08/05/2024
Borrower has stable job time - Borrower has 14.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30036	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Borrower has stable job time - Borrower has 14.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720
																				D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30037	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Borrower has stable job time - Borrower has 5.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30037	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Borrower has stable job time - Borrower has 5.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30037	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024	Borrower has stable job time - Borrower has 5.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30038	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Please provide verification of the Borrower's income from 01/XX/2024.			Rebuttal LOX received. The borrower just started a new position, which was used in qualification. The required documentation was received, and YTD earnings from the prior employer aren't required.	08/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30038	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30038	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30039	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 21.8 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30039	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 21.8 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30039	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing pages 19 and 20 which includes the signature and notary pages. Additional conditions may apply.			Recorded mortgage, with all pages, received; signature matches; notary date matches.	07/26/2024	Borrower has stable job time - Borrower has 21.8 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30040	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.54 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30040	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.54 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30040	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't include a 24-month chain of title (even the date reflected in the legal description is for the grantor's trust, not the sale).  Provide any one of the following;  prior grant deed (make sure it's sufficient for the time-frame), email from title officer with search results, supplement, or revised title commitment reflecting the information.
																	Marked up title and prior grant deed received; sufficient time-frame for required 24-month chain.	07/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.54 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30040	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully executed addendum, increasing the seller credit to $38,250, is missing (the PA states 2.5%, which is $35,000).			The fully-executed addendum, increasing the seller credit to $38,250, was received.	07/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.54 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30041	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.9% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.84 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30041	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.9% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.84 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30041	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.9% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.84 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30042	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $50.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $50.00 is due to the addition of the Credit Report Fee on the initial CD dated 7/XX/2024 with no valid COC or cure in the file..
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Cure package provided; Exception downgraded to a 2/B	08/29/2024
Borrower has stable job time - Borrower has 7.38 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.14% is less than Guideline DTI of 45%
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30042	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Borrower has stable job time - Borrower has 7.38 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.14% is less than Guideline DTI of 45%
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30042	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024
Borrower has stable job time - Borrower has 7.38 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.14% is less than Guideline DTI of 45%
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30043	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE1185	Credit	AUS Partially Provided
AUS Partially Provided AUS is ineligible; the subject transaction was originated as a rate and term refinance, which allows the lessor of 2% of loan amount or $2,000 to borrower at closing. Despite this, the final CD shows the borrower receiving $2,009.04 cash back at closing. Provide documentation showing the principal reduction for the overage.
																	AUS is not incomplete	09/03/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.77% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 42.77% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.81 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30043	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE1305	Credit	Income 2 Income Trend is Decreasing
Income 2 Income Trend is Decreasing The Borrower’s AIP Year End Bonus declined from 2022 to 2024. FNMA requires that additional analysis be conducted to determine if any income should be used in qualifying the Borrower. Provide a reasonable explanation from the Borrower's employer for the declining trend to support income has stabilized.
																	E-signed LOE received from borrower.	08/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.77% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 42.77% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.81 years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30043	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.77% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 42.77% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.81 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30043	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.77% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 42.77% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.81 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30044	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30044	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30044	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Please provide the Hazard Insurance Policy.
The Cincinnati Casualty Company HO-3 declarations page received; property insurance screen updating, including the total estimate of cost-new from the appraiser; sufficient coverage + guaranteed replacement cost reflected.; Hazard Insurance Policy is fully present
																		07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30045	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.79 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.98% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30045	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.79 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.98% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30045	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.79 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.98% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30046	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 8.01 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.42% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
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XXXX	RATE24J30046	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 8.01 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.42% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
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XXXX	RATE24J30046	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 8.01 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.42% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
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XXXX	RATE24J30048	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 41.01% is less than Guideline DTI of 4500%

Borrower has stable job time - Borrower has 2.48 years on job.
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XXXX	RATE24J30048	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 41.01% is less than Guideline DTI of 4500%

Borrower has stable job time - Borrower has 2.48 years on job.
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XXXX	RATE24J30048	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 41.01% is less than Guideline DTI of 4500%

Borrower has stable job time - Borrower has 2.48 years on job.
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XXXX	RATE24J30049	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements DU #22 was not met. Please provide documentation of the transfer of the gift funds and the source of the gift funds.			Fully-executed gift letter received - $XXX from father. $XXX transferred on 5/XX/2024; $XXX transferred on 6/XX/2024 -- account sender matches gift letter.	07/22/2024	Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30049	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024	Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30049	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024	Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30050	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 2.91 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30050	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Borrower has stable job time - Borrower has 2.91 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30050	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 2.91 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30051	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 12.55 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30051	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 12.55 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30051	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 12.55 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30052	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 17.46 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.37% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.37% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30052	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 17.46 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.37% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.37% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30052	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 17.46 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.37% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.37% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30053	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30053	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30053	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30054	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024	Borrower has stable job time - Borrower has 8.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30054	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/16/2024	Borrower has stable job time - Borrower has 8.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30054	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/16/2024	Borrower has stable job time - Borrower has 8.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30055	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.76% is less than Guideline DTI of 45%
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XXXX	RATE24J30055	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.76% is less than Guideline DTI of 45%
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30055	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $10.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure required.  Refund in the amount of $10.00, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  A Transfer Tax Fee of $10.00 was added on the final 7/XX/2024CD without a valid COC or cure in file.
																	Received copy of COC from the client dated 07/XX/2024- exception resolved. ; Received copy of COC from the client dated 07/XX/2024- exception resolved.	07/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.76% is less than Guideline DTI of 45%
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30056	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30056	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30056	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30057	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.89 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30057	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.89 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30058	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.16% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 10.77 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30058	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.16% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 10.77 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30058	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.16% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 10.77 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30059	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30059	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30059	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30060	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.13 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30060	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.13 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30060	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.13 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30061	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts Please provide update Fraud Report with all high alerts cleared.  The following High Alert does not indicate it was cleared:  All required participants have not been input.
																	8/XX/2024 DRIVE report received; all high alerts cleared.; Rebuttal LOX received. Only the assets were received on 8/XX/2024; please provide the DRIVE report with all high alerts cleared.	08/28/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.52% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.13 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30061	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements
Asset Record 1 Does Not Meet G/L Requirements. AUS requires two most recent consecutive months statements to verify assets.  File contains one XXX statement acct ending XXX dated 5.XX.2024 - 5.31.2024.  Please provide additional statement.
																	4/XX/30/2024 XXXX statement received.	08/06/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.52% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.13 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30061	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.52% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.13 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30061	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.52% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.13 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30062	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 748 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30062	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 748 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30062	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 748 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30063	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.5 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30063	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.5 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30063	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.5 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30064	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Borrower has stable job time - Borrower has 5.01 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.85% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30064	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Borrower has stable job time - Borrower has 5.01 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.85% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30064	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Borrower has stable job time - Borrower has 5.01 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.85% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30065	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 32.95% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30065	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 32.95% is less than Guideline DTI of 45%
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XXXX	RATE24J30065	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 32.95% is less than Guideline DTI of 45%
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XXXX	RATE24J30066	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide the monthly insurance, taxes, and/or association dues of $600 for the Borrowers' investment property located on XXX Road.			Condo trust documentation received; the monthly amount reflected is less than used in qualification.	08/08/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.35% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 12.58 years on job.
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XXXX	RATE24J30066	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.35% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 12.58 years on job.
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XXXX	RATE24J30066	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.35% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 12.58 years on job.
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XXXX	RATE24J30067	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 45%
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XXXX	RATE24J30067	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 45%
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XXXX	RATE24J30067	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 45%
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XXXX	RATE24J30068	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 10.27 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30068	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 10.27 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30068	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 10.27 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30069	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing Borrower is relocating with Employer from XXX. The new employment agreement is effective 8/XX/24. FHLMC requires PVC to confirm non-contingent and all terms are the same with no changes (section 5303.2).

8/XX/2024 processor's certification received; XXX transfer is complete; he started the XXX position on 8/XX/5/2024 standard VVOE and Google search results received.  This finding is for receipt of confirmation that (1) all contract contingencies have been met, and (2) no changes have been made to the terms.
08/14/2024
Borrower has stable job time - Borrower has 4.89 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.86% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.86% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30069	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $125.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  A Tracht Search Fee for $125.00 was added to the revised LE dated 6/XX/2024 with no valid COC or cure in file.
																	COC provided; Exception resolved; COC provided; Exception resolved	08/05/2024
Borrower has stable job time - Borrower has 4.89 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.86% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.86% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30069	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Borrower has stable job time - Borrower has 4.89 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.86% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.86% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30070	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Please provide evidence that the primary residence located at XXX is free and clear.  Explanation in the loan file confirms the primary residence consists of two units XXX and XX.  XXX currently has a mortgage and the hazard insurance covers both apartments.  The declarations page contains a  mortgagee clause and cannot be used to prove XXX is free and clear.

; The following was received:  an email from the underwriter, including screenshots, and a duplicate copy of the processor's certification.  XXX statement is for unit #XXX. XXX/2024 -- this was for #XXX.  The XXXX policy reflects both units (#XXX); although there are 2 mortgagees reflected, the loan number is the same.  The only other mortgage on the credit report is XXXXX, which is for unit #XXX.  No additional documentation is required, as the associated property taxes were already included in the PITIA calculation.
																		07/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.91 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30070	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.91 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30070	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.91 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30071	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
Documentation required to clear exception.  According to XXX report, the initial Loan application date is 04/XX/2024. Homeownership counseling organization disclosure in file is dated 06/XX/2024, which exceeds the timing regulation. A cure requires the Homeownership counseling organization disclosure, dated within 3 business days of 04/XX/2024.  This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.
																	Homeownership counseling disclosure dated within 3 days of application provided; Exception resolved; Homeownership counseling disclosure dated within 3 days of application provided; Exception resolved	08/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60.74% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.74% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 35.1 years on job.
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XXXX	RATE24J30071	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
Documentation required to clear exception.  According to the XXX report, the initial Loan application date is 04/XX/2024. The earliest LE in file, dated 06/XX/2024, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 04/XX/2024.  According to the XXX report, the initial LE was issued on 4/XX/2024, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed.
 This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	initial LE dated within 3 days of application provided; exception resolved; initial LE dated within 3 days of application provided; exception resolved	08/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60.74% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.74% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 35.1 years on job.
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XXXX	RATE24J30071	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
Documentation required to clear exception.  According to XXX report, the initial Loan application date is 04/XX/2024. The List of Settlement Service Providers in file is dated 06/XX/2024, which exceeds the timing regulation.  The XXX report reflects that the earliest List of Settlement Service Providers was dated 4/XX/2024, but is missing from the loan file.  A cure requires a List of Settlement Service Providers, dated within 3 business days of 04/XX/2024.  This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).
																	WLSP dated within 3 days of application provided; exception resolved; Informational	08/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60.74% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.74% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 35.1 years on job.
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XXXX	RATE24J30071	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60.74% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.74% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 35.1 years on job.
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XXXX	RATE24J30071	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60.74% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.74% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 35.1 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30072	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.			FNMA UCDP score corrected to match the 7/XX/2024 report - 2; TPR not required, accordingly.; FNMA UCDP score corrected to match the 7/XX/2024 report - 2; TPR not required, accordingly.	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.89% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.89% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 26.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.92 years on job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30072	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.89% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.89% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 26.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.92 years on job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30072	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.89% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.89% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 26.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.92 years on job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30073	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30073	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30073	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30074	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 45.25% exceeds AUS DTI of 44.9% B2's Schedule C was miscalculated. The lender's income calculation worksheet shows that they included 558 business miles, or $156.24, in the calculation. However, the 2022 Schedule C does not reflect any business mileage expense. It appears that the meals expense of $558 was mistakenly also included as business mileage. As a result, the recalculated income for B2 is <lender and results in a DTI which exceeds the maximum allowed by the guidelines.

LOX received.  B2 income corrected in system to match the income summary (accurate); the variance is (1) within the 3% FNMA tolerance, and (2) within the guideline max.  No additional documentation is needed from the lender.; Audited DTI of 44.93% exceeds AUS DTI of 44.9%
08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.37 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30074	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.37 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30074	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.37 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30075	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 5.82 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30075	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 5.82 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30075	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 5.82 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30076	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 2.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.45% is less than Guideline DTI of 45%
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XXXX	RATE24J30076	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Borrower has stable job time - Borrower has 2.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.45% is less than Guideline DTI of 45%
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XXXX	RATE24J30076	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 2.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.45% is less than Guideline DTI of 45%
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XXXX	RATE24J30077	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30077	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30077	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30078	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing Missing executed copy of the Note.			Note received; screen updated.; The Note is Present	08/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.6% is less than Guideline DTI of 45%
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XXXX	RATE24J30078	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.6% is less than Guideline DTI of 45%
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XXXX	RATE24J30078	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.6% is less than Guideline DTI of 45%
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XXXX	RATE24J30079	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.35% is less than Guideline DTI of 45%
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XXXX	RATE24J30079	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.35% is less than Guideline DTI of 45%
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XXXX	RATE24J30079	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.35% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30080	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.35 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30080	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.35 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30080	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.35 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30081	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 52.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.5% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 21.49 years on job.
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XXXX	RATE24J30081	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 52.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.5% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 21.49 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30081	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 52.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.5% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 21.49 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30082	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $1440000.00 is Less than Total Amount of Subject Lien $XXX Please provide title coverage that matches the loan amount of $XXX			Commitment endorsement received; the policy amount of $XXX matches the note.	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.44% is less than Guideline DTI of 745%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30082	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.44% is less than Guideline DTI of 745%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30082	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.44% is less than Guideline DTI of 745%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30083	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.49% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 19.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30083	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.49% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 19.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30083	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.49% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 19.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30084	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.17% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 17.01 years on job.
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XXXX	RATE24J30084	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.17% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 17.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30084	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.17% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 17.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30085	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 33.13% exceeds AUS DTI of 29.93% The lender miscalculated the RSU income. Provide a revised DU/XX/1003 with audit calculation: XXX * $181.93 = $XXX / 24 months = $20,868.89 (rounded).			DU submission #11, revised 1008 and revised 1003 received; RSU income of $20,868.89; DTI matches audit.	08/22/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.93 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30085	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.93 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30085	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.93 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30086	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report with all high alerts showing cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.	08/22/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.88% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30086	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.88% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30086	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.88% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30087	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.07 years on job.
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XXXX	RATE24J30087	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.07 years on job.
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XXXX	RATE24J30087	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.07 years on job.
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XXXX	RATE24J30088	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Cured	finding-651	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $100. Cure required.  Per the lenders XXX report, the Title-Notary (Mobile) Fee of $395.00 was not included into the APR Finance Charges on the final CD dated 7/XX/2024,The finance charges are not accurately disclosed to the borrower based on Notary Fee (Mobile) on the final CD. Refund in the amount of the finance charge is $190.00. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $100.

Received copy of PCCD, LOE, Copy of refund check and proof of delivery to the borrower from the client for TRID testing. Exception cured.; PCCD provided did not resolve the exception; TILA 130b Cure package required.  Refund in the amount of $190.00, cure package includes a PCCD, LOE, Copy of Refund Check, and Proof of Delivery ; The XXX in file shows the Notary (mobile) was excluded as a finance charge. While a notary fee is not generally included in finance charges, when using a mobile notary service the fee should be considered a finance charge
																		08/23/2024	Borrower has stable job time - Borrower has 3.16 years on job. Qualifying DTI below max allowed. - Calculated DTI of 21.06% is less than Guideline DTI of 45%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30088	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 3.16 years on job. Qualifying DTI below max allowed. - Calculated DTI of 21.06% is less than Guideline DTI of 45%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30088	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 3.16 years on job. Qualifying DTI below max allowed. - Calculated DTI of 21.06% is less than Guideline DTI of 45%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30089	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE1471	Credit	Asset 5 Missing	Asset 5 Missing The fully-executed settlement statement for XXXX is missing (unsigned copy in-file; $XXX net proceeds).			7/XX/2024 final ALTA settlement statement - combined received. $XXX estimated proceeds reflected on the 1003 & assets screen; $XXXX actual.	08/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.73 years on job.
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XXXX	RATE24J30089	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.73 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30089	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.73 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30090	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.1 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30090	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.1 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30090	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.1 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30091	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30091	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30091	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30092	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. Third Party Valuation in file and supports origination appraised value.			CDA received. The 6/XX/2024 XXXCDA, supporting the value of XXXMM used in qualification, received; low risk; no additional review recommended.	08/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.17 years on job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30092	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.17 years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30092	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.17 years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30092	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.17 years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30093	XXX	XXXX	07/XX/2024	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			initial escrow disclosure statement provided; exception resolved; Initial Escrow Account Disclosure is Resolved	08/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 34% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30093	XXX	XXXX	07/XX/2024	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 34% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30093	XXX	XXXX	07/XX/2024	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 34% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30094	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30094	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30094	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30095	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			Received copy of the Initial Escrow Account Disclosure Statement from the client; exception resolved. ; Initial Escrow Account Disclosure is Resolved	08/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.12 years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30095	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing The final 1003s are missing from the loan file. Please provide a signed final 1003 for each borrower.			The final 1003 was received for each borrower; signed/XX/29/2024.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.12 years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30095	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing The appraisal indicates that the subject property is a PUD but there is no PUD rider to the mortgage. Please provide the corrected Mortgage with the PUD rider.			The fully-executed mortgage and PUD rider were received.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.12 years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30095	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.12 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30096	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30096	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30096	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1363	Credit	Borrower 2 WVOE Missing	Borrower 2 WVOE Missing In lieu of providing a YTD paystub and prior year W2, provide a written verification of employment from current employer to support the qualifying income.
The following was received from the lender;  XXXWVOE for current & prior; 1-month paycheck stub; 2023 W2; 2023 1040; 2023 signed 1040 page; and, rental income calculations.  All system updates made; all findings resolved; revised income summary uploaded.; Borrower 2 WVOE Provided or Not Applicable (Number of Borrowers equals 2)
07/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30096	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/1099 Missing. Please provide the 2023 W2 from current employer to support the qualifying income.
The following was received from the lender;  XXX WVOE for current & prior; 1-month paycheck stub; 2023 W2; 2023 1040; 2023 signed 1040 page; and, rental income calculations.  All system updates made; all findings resolved; revised income summary uploaded.; Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2)
07/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30096	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Please provide a year-to-date paystub from current employer to support the qualifying income.
The following was received from the lender;  XXX WVOE for current & prior; 1-month paycheck stub; 2023 W2; 2023 1040; 2023 signed 1040 page; and, rental income calculations.  All system updates made; all findings resolved; revised income summary uploaded.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)
07/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30096	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE1350	Credit	Borrower 2 Personal Tax Returns Missing	Borrower 2 Personal Tax Returns Missing Please provide the most recent year tax return (IRS 1040), including Schedule E, to support the qualifying rental income/loss.
The following was received from the lender;  XXX WVOE for current & prior; 1-month paycheck stub; 2023 W2; 2023 1040; 2023 signed 1040 page; and, rental income calculations.  All system updates made; all findings resolved; revised income summary uploaded.; Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals 2)
07/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to XXX report, initial Loan application date is 5/XX/2024. Homeownership counseling organization disclosure is dated 5/XX/2024 which exceeds the timing regulation.
																	HOC dated 5/XX/24 provided; Exception resolved; HOC dated 5/XX/24 provided; Exception resolved	08/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
																				D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, adding the $2000 seller credit, is missing.			PA addendum received. Signed/XX/dates.	08/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $18,608.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required, refund in the amount of $16,200.00 with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC.  Final CD reflects the addition of State Tax Stamps of $16,200 with no valid COC or cure in file.

Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.; Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.
07/26/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to XXX report, initial Loan application date is 5/XX/2024. Initial LE in file is dated 5/XX/2024 which exceeds the timing regulation.

Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.; Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.
07/26/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,000.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Documentation required to clear exception.  WLSP in file is dated 5/XX/2024 and exceeds the timing regulation.  Please provide the WLSP within 3 days of the application date.

Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.; Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.
07/26/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). Application date is 5/XX/2024 and the WLSP in file was dated 5/XX/2024.

Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.; Received copy of Initial LE dated 05/XX/2024 and SPL dated 05/XX/2024 from the client for TRID testing. Exception resolved.
07/26/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The VVOE, within 10-business days of the note, is missing.			7/XX/2024 note date; 7/XX/2024 WVOE received; active.	07/26/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30097	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing The VVOE, within 10-business days of the note, is missing.			7/XX/2024 note date; 7/XX/2024 XXX VVOE received; active.	07/26/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.98 years on job.
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XXXX	RATE24J30098	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/01/2024	Borrower has stable job time - Borrower has 2.13 years on job. Qualifying DTI below max allowed. - Calculated DTI of 29.4% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30098	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Borrower has stable job time - Borrower has 2.13 years on job. Qualifying DTI below max allowed. - Calculated DTI of 29.4% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30098	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Borrower has stable job time - Borrower has 2.13 years on job. Qualifying DTI below max allowed. - Calculated DTI of 29.4% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30099	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required.  Refund in the amount of $1,125.00, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fees additions/increases:

-The Title - Recording Service Fee (payable to the Lender's Affiliate) for $25 was added.
-The Title - Settlement Fee (payable to the Lender's Affiliate) increased from $1,900 to $2,550.
-The Title - Chain of Title (payable to the Lender's Affiliate) for $250 was added.
-The Title - Closing Protection Letter (payable to the Lender's Affiliate) for $50 was added.
-The Title - Electronic Document Delivery Fee (payable to the Lender's Affiliate) for $50 was added.
-The Title - ADLP Fee (payable to the Lender's Affiliate) for $100 was added. This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Fees paid to an affiliate are not considered 0% unless the borrower did not choose to shop. Affiliate was not listed on WLSP. Exception resolved; Fees paid to an affiliate are not considered 0% unless the borrower did not choose to shop. Affiliate was not listed on WLSP. Exception resolved; Received a copy of service providers list from the client for testing. However this does not resolve this finding. The listed title fees in the 1st write up increased without a valid COC in the file and were paid to an affiliate listed on the lenders affiliated business disclosure and is therefore subject to zero percent tolerance testing. ;
08/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.31 years on job.
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XXXX	RATE24J30099	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.31 years on job.
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XXXX	RATE24J30099	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.31 years on job.
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XXXX	RATE24J30101	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXXX There is no documentation in-file with the correct amount.  Provide any one of the following;  lender supplement, corrected commitment, short-form, or ALTA final title policy reflecting the correct coverage amount.
																	Commitment endorsement received; $XXXX coverage (matches note).	08/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.65 years on job.
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XXXX	RATE24J30101	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 07-XX-2024 is after the Disbursement Date of 07-22-2024. Provide a revised binder reflecting 7/XX/2024 as the effective date.			Revised binder received; 7/XX/2024 - 7/XX/2025.	08/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.65 years on job.
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XXXX	RATE24J30101	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.65 years on job.
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XXXX	RATE24J30101	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 67% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.65 years on job.
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XXXX	RATE24J30102	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
The complete initial CD dated 7/XX/2024 is missing from the loan file.  Once the full CD is provided, additional testing will be completed. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; exception resolved; Initial CD provided; exception resolved	08/02/2024
Borrower has stable job time - Borrower has 6.11 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.41% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30102	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 6.11 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.41% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30102	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 6.11 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.41% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30103	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30103	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30103	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30104	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE5802	Credit	Cash reserves less than required by guidelines
NEW - due to the net proceeds of $XXX [versus the estimated $XXXX reflected on the final 1003], the borrower has less than 6-months reserves verified ($XXXX0 required; $XXX verified; $XXX shortage).  Provide the most recent 2-months or quarterly statement to reflect the additional amount needed (can be non-liquid).

XXX 401K terms received.; 6/XX/2024 XXX 401K statement received; vested balance minus loan added -- sufficient reserves.  The terms of withdrawal are still missing.; LOX received.  Our loan file doesn't include the Vanguard 401K; please provide the most recent quarterly statement with the terms/conditions of withdrawal.
																		08/26/2024	Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30104	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing The executed final seller's CD or ALTA settlement statement for XXX, evidencing net proceeds of $XXX (reflected on final 1003), is missing.			7/XX/2024 final seller's CD received for XXX net proceeds (less than the $XXXestimated on the final 1003).; Asset 3 Provided Or Not Applicable	08/16/2024	Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30104	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30104	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30105	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30105	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30105	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30106	XXX	XXXX	07/XX/2024	XXXXX	IN	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.			The 7/XX/2024 XXXCDA, supporting the value of $XXXX used in qualification, received; moderate risk; no additional review recommended.	08/05/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.24% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30106	XXX	XXXX	07/XX/2024	XXXXX	IN	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.24% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30106	XXX	XXXX	07/XX/2024	XXXXX	IN	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.24% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30106	XXX	XXXX	07/XX/2024	XXXXX	IN	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.24% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30107	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 3.37 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30107	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 3.37 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30107	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 3.37 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30108	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30108	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30108	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30109	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.67% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 16.61 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30109	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.67% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 16.61 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30109	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.67% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 16.61 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30110	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.4% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.51 years on job.
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XXXX	RATE24J30110	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.4% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.51 years on job.
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XXXX	RATE24J30110	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.4% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.51 years on job.
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XXXX	RATE24J30111	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 28.96% is less than Guideline DTI of 45%
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XXXX	RATE24J30111	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 28.96% is less than Guideline DTI of 45%
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XXXX	RATE24J30111	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 28.96% is less than Guideline DTI of 45%
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XXXX	RATE24J30112	XXX	XXXX	06/XX/2024	XXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.67% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.14 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30112	XXX	XXXX	06/XX/2024	XXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.67% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.14 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30112	XXX	XXXX	06/XX/2024	XXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.67% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.14 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30113	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30113	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30113	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30114	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA-XXXX declared on 7/XX/2024; appraisal effective date of 6/XX/2024.  Provide either exterior-only appraisal inspection or post-disaster inspection report (PDI) confirming no damage.

FEMA-4798-DR didn't affect XXXX county.  XXXX was originally declared on 5/XX/2024, which was prior to the appraisal (6/XX/2024 effective date; no damages reflected in report).; Property Inspection Provided.
07/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.79% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.79% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30114	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.79% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.79% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30114	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.79% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.79% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30115	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.02 years on job.
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XXXX	RATE24J30115	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.02 years on job.
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XXXX	RATE24J30115	XXX	XXXX	08/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.02 years on job.
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XXXX	RATE24J30116	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024	Borrower has stable job time - Borrower has 6.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30116	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024	Borrower has stable job time - Borrower has 6.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30116	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Borrower has stable job time - Borrower has 6.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30117	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXX Only the owner's policy amount is reflected.  Provide revised title commitment reflecting the 24-month chain and ALTA loan policy amount (or similar documentation that provides both).
																	7/XX/2024 commitment received; policy matches note; 24-month chain of title provided.; Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien $XXXX	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.38 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30117	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided The QC deed from 2024 was provided, but that doesn't cover the entire timeframe needed (no separate commentary on the title commitment).			7/XX/2024 commitment received; policy matches note; 24-month chain of title provided.; Satisfactory Chain of Title has been provided	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.38 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30117	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.38 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30117	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.38 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30118	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.3% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.76 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30118	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.3% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.76 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30118	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.3% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.76 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30119	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.71 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30119	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.71 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30119	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.71 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30120	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.55 years on job.
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XXXX	RATE24J30120	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.55 years on job.
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XXXX	RATE24J30120	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.89% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.55 years on job.
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XXXX	RATE24J30121	XXX	XXXX	08/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.69% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30121	XXX	XXXX	08/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.69% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30121	XXX	XXXX	08/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.69% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30122	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30122	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30122	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30123	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.3 years on job. Qualifying DTI below max allowed. - Calculated DTI of 23.28% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30123	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.3 years on job. Qualifying DTI below max allowed. - Calculated DTI of 23.28% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30123	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.3 years on job. Qualifying DTI below max allowed. - Calculated DTI of 23.28% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30124	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.55 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30124	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.55 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30124	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.55 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30125	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	finding-3716	Compliance	CA Per Diem Interest Amount Test
This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($683.22) exceeds the per diem interest charge or credit threshold ($231.90).PLEASE NOTE: An additional $1 buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. Documentation required to clear exception.  Final CD in file disclosed loan disbursement date of 6/XX/2024, notarized mortgage document disclosed a loan closing of 7/XX/2024.  Missing documentation to verify the actual loan disbursement date for the loan..
																	PCCD provided; Exception resolved; PCCD provided; Exception resolved	07/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.57% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.06 years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30125	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.57% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.06 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30125	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.57% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.06 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30126	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing Please provide a copy of the signed note. Additional conditions may apply.			Fully-executed note received; screen updated.; The Note is Present	08/15/2024
Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30126	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30126	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30127	XXX	XXXX	08/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Per NC SOS, the status is administrative dissolution. Provide active business license.			Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30127	XXX	XXXX	08/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30127	XXX	XXXX	08/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30128	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The final Closing Disclosure shows an IPC (commission credit) from the buyer's agent but there is no documentation in the file to support. Please provide a sales contract addendum or a letter from the agent to verify the credit.
																	7/XX/2024 letter from broker-in-charge regarding IPC received.	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.36 years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30128	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.36 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30128	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.36 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30129	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.87 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30129	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.87 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30129	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.87 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30130	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 10.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30130	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 10.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30130	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 10.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30131	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.03 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30131	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.03 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30132	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/24/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required.  Refund in the amount of $1,920.00, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee addition:

-The Rate Renegotiation Fee of $1,920 was added on the final CD dated 8/XX/2024

The file does not contain a valid COC for the addition of this fee.  This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,920.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved; COC provided; Exception resolved	08/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.23% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
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XXXX	RATE24J30132	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Only the confirmation of the replacement cost is in-file. Provide ACORD binder with all terms.			3-page policy received; updated in property insurance screen to ensure sufficient coverage.; Hazard Insurance Policy is fully present	08/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.23% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
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XXXX	RATE24J30132	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/28/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.23% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30133	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Final CD reflects seller IPCs of $5,000 that are not reflected on the purchase contract. Please provide the addendum to the contract which reflects the IPCs.
																	PA addendum, adding $5000 seller concessions, received; signed/dated by all parties.	08/22/2024	Borrower has stable job time - Borrower has 4.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30133	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Borrower has stable job time - Borrower has 4.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30133	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024	Borrower has stable job time - Borrower has 4.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30134	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements
Asset Record 2 Does Not Meet G/L Requirements Missing a signed gift letter matching the amount received at closing. The actual dollar amount of the gift received at closing of $XXXX is different from the amount of $XXX specified on the gift letter in the loan file.
																	Revised, fully-executed gift letter received; XXXX reflected.	08/08/2024
Borrower has stable job time - Borrower has 7.42 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.19% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30134	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 7.42 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.19% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30134	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 7.42 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.19% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30135	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1471	Credit	Asset 5 Missing	Asset 5 Missing Missing most recent XXXX401K statement with a balance of $XXX as reflected on the final application and LP.			35-page PDF received; 6/XX/2024 XXX401K plan received; terms of withdrawal received.; Asset 5 Provided Or Not Applicable	08/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.95 years on job.
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XXXX	RATE24J30135	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements Missing most recent XXXX 401K statement with a balance of $XXX as reflected on the final application and LP.			35-page PDF received; 6/XX/2024 XXXX. 401K plan received; terms of withdrawal received.; Asset 5 Meets Guideline Requirements Or Not Applicable	08/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.95 years on job.
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XXXX	RATE24J30135	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.95 years on job.
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XXXX	RATE24J30135	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.95 years on job.
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XXXX	RATE24J30136	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.85 years on job.
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XXXX	RATE24J30136	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.85 years on job.
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XXXX	RATE24J30136	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.85 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30137	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.93 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30137	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.93 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30137	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/1/XX/8/2024 which exceeds the timing regulation.  Please provide a copy of the initial CD and verification the borrowers acknowledged receipt 3 days prior to loan consummation.
																	Received copy of initial CD from the client for TRID testing. Exception resolved. ; Received copy of initial CD from the client for TRID testing. Exception resolved.	07/26/2024	Borrower has stable job time - Borrower has 5.93 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30138	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 13.64 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30138	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 13.64 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30138	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 13.64 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30139	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30139	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30139	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30139	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. Third Party Valuation supports origination appraised value
Third Party Valuation Product not Provided to Support Origination Appraised Value. The 6/XX/2024 XXX CDA, supporting the value of $XXXM used in qualification, is in-file; moderate risk; no additional review recommended.
07/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30140	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30140	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30140	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30141	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing
Borrower 1 WVOE Missing Per LPA #XXX, provide either WVOE or YTD paystub and 2023 W2 for base earnings.  Per LPA #XXX, other income must be documented according to Guide Section 5305.2 and 5303.04 (RSU).  Only the 2023 W2 is in-file.

All RSU documentation, including the UW's calculations, received.; YTD paycheck stub and 2023 W2 received; base pay confirmed.  However, all RSU documentation is still missing - please include the UW's calculation worksheet (the only documentation in the original file was the 2023 1040 for rental income, 2023 K-1's for the non-purchasing spouse, the rental income calculations, and the 2022/2023 IRS 1040 transcripts).
08/08/2024
Borrower has stable job time - Borrower has 3.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30141	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 3.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30141	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 3.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.35% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.35% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30142	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXX California is a non-disclosure state, so the policy amounts don’t appear on the preliminary title commitment; no lender supplement in-file (CTRL+F search completed).  Provide any one of the following:  lender’s supplement, short-form, or ALTA final title policy reflecting the buyer’s coverage.
																	Final ALTA policy received; the amount of insurance matches the note.	08/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30142	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30142	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30143	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE1486	Credit	Asset 8 Does Not Meet Guideline Requirements
Asset 8 Does Not Meet Guideline Requirements Signed Gift LOX indicates funds have not been transferred to the Borrower as of 07/XX/2024.  Guidelines require proof of transfer of funds and/or Gift listed on the final CD.  Please provide evidence funds were transferred to the Borrower.
																	Evidence the gift funds were wired directly to escrow on 7/XX/2024 received. Although the final CD doesn't reflect the transfer, the name matches the gift letter.	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30143	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Please provide recent paystub that reflects year-to-date income and/or Full completed WVOE that included year-to-date income. Additional conditions may apply.			Paycheck stub ending 6/XX/2024 and confirmation of 40-hours per week received. Updated income summary uploaded.	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30143	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30143	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30144	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.6% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.6% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 7.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.04% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30144	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.6% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.6% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 7.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.04% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30144	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.6% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.6% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 7.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.04% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30145	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 59.46% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.46% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.1 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30145	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 59.46% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.46% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.1 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30145	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 59.46% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.46% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.1 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30146	XXX	XXXX	07/XX/2024	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.53% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 15.05 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30146	XXX	XXXX	07/XX/2024	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.53% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 15.05 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30146	XXX	XXXX	07/XX/2024	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.53% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 15.05 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30147	XXX	XXXX	07/XX/2024	XXXXX	KS	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.74% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 27.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30147	XXX	XXXX	07/XX/2024	XXXXX	KS	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.74% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 27.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30147	XXX	XXXX	07/XX/2024	XXXXX	KS	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.74% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 27.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30148	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. Insufficient assets in file to support closing costs and reserves.   Please provide statements covering the most recent 2 months for the following accounts:  XXXX accts ending XXX and XXX accts ending XXXX.  Additional conditions may apply.

6/XX/2024 Finicity report received for XXX's accounts; assets screen updated; sufficient funds for closing & reserves now.; The required number of months reserves are to be seasoned does meet Guideline requirement.
08/21/2024
Borrower has stable job time - Borrower has 7.02 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 19.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30148	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Missing asset documentation as listed on the final application and reflected on the AUS.  Please provide statements covering the most recent 2 months for the following accounts:  XXX accts ending XXX and XXXX accts ending XXXX.  Additional conditions may apply.
																	6/XX/2024 Finicity report received for XXX's accounts; assets screen updated; sufficient funds for closing & reserves now.; Asset Qualification Meets Guideline Requirements	08/21/2024
Borrower has stable job time - Borrower has 7.02 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 19.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30148	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Borrower has stable job time - Borrower has 7.02 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 19.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30148	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Borrower has stable job time - Borrower has 7.02 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 19.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30149	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property
Final 1003 indicates departure property on XXXX was pending sale. The lender excluded the XXX payment from the DTI and used proceeds from the sale as assets for the subject transaction. Please provide the CD from the sale to support the omission of the payment and the receipt of the sale proceeds.
																	7/XX/2024 final seller's CD received for XXX $XXXestimated proceeds reflected on the 1003 and assets screens; actual was $XXX.	08/10/2024
Borrower has stable job time - Borrower has 7.56 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 14.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 41.57% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30149	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Borrower has stable job time - Borrower has 7.56 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 14.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 41.57% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30149	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024
Borrower has stable job time - Borrower has 7.56 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 14.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 41.57% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30150	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1322	Credit	Borrower 1 Business Tax Returns Missing	Borrower 1 Business Tax Returns Missing
2023 draft K-1 received; 0% ownership (1065's not required); only base was used in qualification; revised income summary uploaded.; Rebuttal LOX received.  The 2023 draft K-1 is missing; it is needed to determine the borrower's percentage of ownership (partner).
; Borrower 1 Business Tax Returns Missing The 2023 draft K-1 is missing to determine percentage of ownership.
08/19/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.41 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30150	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. Please provide the Borrower's W-2 for the most recent calendar year, or a written VOE documenting all earnings for the most recent calendar year.
N/XX/2022).  6/XX/2024 employer letter clarifying compensation received; draft K-1, reflecting ownership percentage, referenced in UW summary comments is missing (separate finding set).; Borrower 1 W2/1099 Provided
08/08/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.41 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30150	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Please provide a YTD paystub documenting all YTD earnings, or a written VOE documenting all YTD earnings.
N/XX/2022).  6/XX/2024 employer letter clarifying compensation received; draft K-1, reflecting ownership percentage, referenced in UW summary comments is missing (separate finding set).; Borrower 1 Paystubs Provided
08/08/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.41 years on job.
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XXXX	RATE24J30150	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.41 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30150	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.41 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30151	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/28/2024	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
TILA 130 required: A refund in the amount of $400.00, cure package: PCCD with LOE, copy of refund and proof of delivery. The Title Loan Tie in Fee $400.00 was paid by the lender on the CD issued 7/XX/2024; however, the credit was removed on the CD issued 7/XX/2024 without a valid reason.  This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($25.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($425.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Cure package provided; Exception downgraded to a 2/XX/B	08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.51% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.81 years on job.
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XXXX	RATE24J30151	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.51% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.81 years on job.
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30151	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.51% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.81 years on job.
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30152	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.05% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 15.85 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%
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XXXX	RATE24J30152	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.05% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 15.85 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30152	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE1470	Credit	Asset 4 Missing	Asset 4 Missing Please provide evidence of the sale of the Borrowers' previous property with a copy of the Final CD.			LOX received. The relocation contract = 476-479 (original PDF); $XXX executed on 5/XX/2024; XXX paid off; $676,918.48 net proceeds deposited on 5/XX/2024 (389 & 459 in original PDF).	07/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.05% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 15.85 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%
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XXXX	RATE24J30153	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30153	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30153	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30154	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.36% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.36% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30154	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.36% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.36% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30154	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.36% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.36% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30155	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Borrower has stable job time - Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30155	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/06/2024	Borrower has stable job time - Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30155	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Borrower has stable job time - Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30156	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing Post Disaster Inspection for Texas  XXX with a declaration date of 7.XX.2024 and an original appraisal date of 6.XX.2024.
																	8/XX/2024 ServiceLink disaster condition report received; no damages noted.	08/12/2024	Borrower has stable job time - Borrower has 20.55 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30156	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 20.55 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30156	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 20.55 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30157	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.83% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.92 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.83% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30157	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.83% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.92 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.83% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30157	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Provide either a "date-down" or revised title commitment within 90-days of note.			6/XX/2024 title commitment received; proposed amount of insurance matches note; vesting matches; 24-month chain on schedule A #4; no discrepancies.	07/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.83% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.92 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.83% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30158	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements
Asset 4 Does Not Meet Guideline Requirements Missing HUD for sale of departure residence netting $XXX and to support omission of mortgage debt with XX acct ending XXX with a balance of $XXX and XXX acct ending XXx with a balance of $XXX as required per AUS.  Additional conditions may apply.
																	7/XX/2024 final seller's CD received. $XXXestimated net proceeds on the 1003 & assets screen; $XXXX actual proceeds.	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 14.13 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30158	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 14.13 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30158	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 14.13 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30159	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 6.26 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30159	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 6.26 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30159	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 6.26 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30160	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30160	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30160	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30161	XXX	XXXX	07/XX/2024	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.38% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.42 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30161	XXX	XXXX	07/XX/2024	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.38% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.42 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30161	XXX	XXXX	07/XX/2024	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.38% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.42 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30162	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Please provide a HOA certificate to verify the monthly payment.
Guaranteed Rate accepts the condo questionnaire as is- exception resolved. ; Questionnaire rebuttal received.  The questionnaire has the wrong borrower and wrong property address; the questionnaire is specific to the transaction.; Duplicate questionnaire for wrong borrower received.; Duplicate purchase agreement received.  The HOA dues are reflected on the 1073, which matches the purchase agreement.  However, the CONDO limited questionnaire in the original file is for the wrong borrower (XXXX); provide the corrected questionnaire.
08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.94% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.06 years on job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30162	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.94% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.06 years on job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30162	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.94% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.06 years on job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30163	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30163	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30163	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30164	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.25% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.45 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.25% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30164	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.25% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.45 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.25% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30164	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.25% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.45 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.25% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30165	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30165	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30165	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30166	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The AUS in file, dated 07/XX/2024, required verification of deposit or bank statements covering a two-month period. The Borrower's XXX accountXXX provided only the May 1-31st statement for each account. Please provide a second month's statement to meet the requirement for a two-month period.
																	4/XX/2024 statement received for XXX account XXX.	08/19/2024	Borrower has stable job time - Borrower has 5.83 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30166	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM1544	Compliance	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure The final CD is incomplete and is missing page 3 of 5.			Final CD pg 3 was provided; Exception resolved; TRID: Final Closing Disclosure Provided	08/15/2024	Borrower has stable job time - Borrower has 5.83 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30166	XXX	XXXX	07/XX/2024	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Borrower has stable job time - Borrower has 5.83 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30167	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 10.3 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%
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XXXX	RATE24J30167	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 10.3 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30167	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 10.3 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30168	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30168	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30168	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The PA addendum, adding the $2425 seller credit, is missing.			Fully-executed addendum, adding the $2425 seller credit, received.	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30169	XXX	XXXX	07/XX/2024	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert
Missing Property Tax Cert The title policy does not indicate the subject property taxes. The underwriting worksheet indicates the taxes listed on the appraisal were used however, the amount is inconsistent with the amount used to qualify. Please provide a tax cert to verify the monthly taxes.
																	Tax certificate received; system corrected to match. Also, revised DU/XX/1003 received with matching monthly taxes.; Property Tax Cert Provided	08/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 18.27 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30169	XXX	XXXX	07/XX/2024	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 18.27 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30169	XXX	XXXX	07/XX/2024	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 18.27 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30170	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 43.19% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.19% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 26.9% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.82 years on job.
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XXXX	RATE24J30170	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 43.19% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.19% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 26.9% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.82 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30170	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 43.19% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.19% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 26.9% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 14.82 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30171	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE1473	Credit	Asset 7 Missing
Asset 7 Missing File is missing Settlement Statement from sale of XXXX which was supposed to provide estimated net proceeds of $XXX and support to exclude XXX monthly mortgage payment to XXXX. This debt was omitted from the subject DTI ratio in qualifying and creates a material increase in the DTI ratio when including.

																	7/XX/2024 buyer's CD received; $XXX net proceeds was less than estimated, but there are still sufficient funds for closing and reserves.; Asset 7 Provided Or Not Applicable	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 25.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.09 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30171	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 25.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.09 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30171	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 25.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.09 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30172	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property
Borrower's departure property was pending sale and the proceeds from the sale were used as assets on the subject transaction. Please provide the settlement statement from the sale to verify proceeds of $XXXX
																	7/XX/2024 final ALTA settlement statement received; XXXXnet proceeds.	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.76% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.76% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30172	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.76% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.76% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30172	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.76% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.76% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30173	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.99 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30173	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.99 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30173	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.99 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30174	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30174	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30174	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30175	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.19% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30175	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.19% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30175	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.19% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30176	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided DU #11 was not met. Please provide documentation to support the omission of XXXX with a balance of $XXX and XXX with a balance of XXXx for the Borrowers' pending sale onXXXx.			7/XX/2024 final seller's CD received for XXXX paid off; $XXXX net proceeds weren't reflected on the final 1003 (not used in qualification); DU #11 now met.	07/22/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.8% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.19 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30176	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.8% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.19 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30176	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.8% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.19 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30177	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/15/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.92% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.92% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30177	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.92% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.92% is less than Guideline LTV of 80%
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XXXX	RATE24J30177	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.92% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.92% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30178	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing The CONDO warranty form is missing (questionnaire not required).			CONDO warranty received; FNMA V (review waived; 2-4 unit).	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.32 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.05% is less than Guideline DTI of 45%
																				B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30178	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.32 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.05% is less than Guideline DTI of 45%
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30178	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.32 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.05% is less than Guideline DTI of 45%
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30179	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.4% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.4% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 12.27% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 14.04 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30179	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.4% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.4% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 12.27% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 14.04 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30179	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.4% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.4% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 12.27% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 14.04 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30180	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 28.92 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30180	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Borrower has stable job time - Borrower has 28.92 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30180	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 28.92 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30181	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 17.08 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30181	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	08/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 17.08 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30181	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	08/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 17.08 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30182	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area as of 08/XX/2024. Please provided Post Disaster Inspection.			FEMA-4794-DR didn't affect XXX county; screen entries corrected.; Property Inspection Provided.	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.17 years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30182	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file contains only a Settlement Statement, HOA status and an estimated calculated payment for the Borrowers' property located on XXX. Please provide an updated PITI for the property.
LOX, duplicate K-1's, and corrected 1003's received (REO section).  The income summary was corrected and uploaded; all corrections made internally; DTI within 3% tolerance now.  XXX was purchased for cash; it is vacant land; TIA corrected and updated.  PITIA corrected for departure residence, as well.
																		08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.17 years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30182	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 48% exceeds AUS DTI of 36% The audited DTI of 48% exceeds the AUS limit of 36%. The AUS failed to include the Borrowers' correct payments for the properties located on XXX Avenue. Please provide an updated AUS with the updated payments.

LOX, duplicate K-1's, and corrected 1003's received (REO section).  The income summary was corrected and uploaded; all corrections made internally; DTI within 3% tolerance now.; LOX, duplicate K-1's, and corrected 1003's received (REO section).  The income summary was corrected and uploaded; all corrections made internally; DTI within 3% tolerance now.; Audited DTI of 37.63% is less than or equal to AUS DTI of 37.63%
																		08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.17 years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30182	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete
The Final 1003 is Incomplete The Final 1003 includes the payments for the Borrowers' property on XXXunder the REO for the property on XXX. Please provide the updated PITI and occupancy for theXXXXproperty and the updated occupancy with the correct payment for XXX.

LOX, duplicate K-1's, and corrected 1003's received (REO section).  The income summary was corrected and uploaded; all corrections made internally; DTI within 3% tolerance now.; The Final 1003 is Incomplete The 1003 with the REO corrections was received.
																		08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.17 years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30182	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE1298	Credit	Income 7 Months Income Verified is Missing	Income 7 Months Income Verified is Missing Please provide verification of income listed as 'other' of -$318.83 on the Final 1003.
LOX, duplicate K-1's, and corrected 1003's received (REO section).  The income summary was corrected and uploaded; all corrections made internally; DTI within 3% tolerance now.; Income 7 Months Income Verified is Present Or Not Applicable
																		08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.17 years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30182	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.17 years on job.	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30183	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30183	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30183	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30184	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/16/2024	Borrower has stable job time - Borrower has 2.04 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30184	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024	Borrower has stable job time - Borrower has 2.04 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30185	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 17.01 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 22.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30185	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 17.01 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 22.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30185	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 17.01 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 22.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30186	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.21 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30186	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.21 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30186	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	. The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.21 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30187	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/15/2024
Borrower has stable job time - Borrower has 10.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.13% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30187	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Borrower has stable job time - Borrower has 10.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.13% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30187	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Borrower has stable job time - Borrower has 10.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.13% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30188	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Borrower has stable job time - Borrower has 12.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30188	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Borrower has stable job time - Borrower has 12.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30188	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Borrower has stable job time - Borrower has 12.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30189	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.38 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30189	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.38 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30189	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.38 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30190	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.69 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30190	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.69 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30190	XXX	XXXX	07/XX/2024	XXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.69 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30191	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30191	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30191	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30192	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements
Asset Record 3 Does Not Meet G/L Requirements AUS requires 2 recent consecutive statements.  XXXXaccount ending XXX only contains a statement covering XXXX Please provide two full months of consecutive recent statements.
																	LOX received. XXXX Between the 2 banks, there is documentation from 3/XX/2024 to 6/XX/2024; same account number reflected on all; beginning and ending balances match from the change in statements.	08/02/2024	Borrower has stable job time - Borrower has 8.64 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30192	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.64 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30192	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 8.64 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30193	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 6.12 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30193	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 6.12 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30193	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 6.12 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30194	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30194	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30194	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30195	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.08 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30195	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.08 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30195	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.08 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30196	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 18.87% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.61% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 18.87% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 12.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30196	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 18.87% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.61% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 18.87% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 12.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30197	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required - cure packages requires a PCCD, LOE, copy of refund check for $175.00 and proof of delivery, or valid coc. Appraisal Inspection Fee $175 added to Initial CD 07/05
																	appraisal receipt date of 7/XX/2024 shows appraisal subject to; exception resolved; appraisal receipt date of 7/XX/2024 shows appraisal subject to; exception resolved	08/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30197	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30197	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30198	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)).
																	proof of appraisal receipt provided; Exception resolved; proof of appraisal receipt provided; Exception resolved; proof of appraisal receipt provided; Exception resolved	08/06/2024
Borrower has stable job time - Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30198	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1964	Credit	Missing income documentation	Missing B2, 2022 and 2021 K-1's for XXXX. Additional conditions may apply.			2021 and 2022 K1's received; 7004 for 2023. Updated income summary uploaded.	08/06/2024
Borrower has stable job time - Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30198	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower 1 WVOE Missing Please provide WVOE to calculate bonus income as required per AUS.			6/XX/2024 XXXX WVOE received; income supported; updated income summary uploaded.	08/06/2024
Borrower has stable job time - Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30198	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Please provide a YTD paystub documenting all YTD earnings.			Paystub ending 6/XX/2024 received.	08/06/2024
Borrower has stable job time - Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30198	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Borrower has stable job time - Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30198	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Borrower has stable job time - Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30199	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.47 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30199	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 5.47 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30199	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, adding the $2000 seller credit reflected on the final CD, is missing.			LOX received; $2000 seller concession located on page 4 of Rider B (6 total pages).	07/27/2024	Borrower has stable job time - Borrower has 5.47 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30200	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Borrower has stable job time - Borrower has 6.31 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30200	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Borrower has stable job time - Borrower has 6.31 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30200	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Borrower has stable job time - Borrower has 6.31 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30201	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.4 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30201	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.4 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30201	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.4 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30202	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
There's no evidence of the initial LE issued within 3 business days from application dated 6/XX/2024 in the loan file.  This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE dated 6/XX/2024 provided; exception resolved; Initial LE dated 6/XX/2024 provided; exception resolved	08/08/2024
Borrower has stable job time - Borrower has 15.97 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%
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XXXX	RATE24J30202	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Borrower has stable job time - Borrower has 15.97 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30202	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Borrower has stable job time - Borrower has 15.97 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30203	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Borrower has stable job time - Borrower has 9.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30203	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024	Borrower has stable job time - Borrower has 9.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30203	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Borrower has stable job time - Borrower has 9.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30204	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 22.14 years on job.
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XXXX	RATE24J30204	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 22.14 years on job.
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XXXX	RATE24J30204	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 22.14 years on job.
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XXXX	RATE24J30205	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Please provide pages 2-4 of the Purchase Contract.			The fully-executed PA and addenda was received, as well as a copy of the initial EMD.	08/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.83% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30205	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.83% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30205	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.83% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30206	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 07-XX-2024 is after the Disbursement Date of 07-XX-2024. Hazard Insurance Effective Date of 07-XX-2024 is after the Disbursement Date of 07-XX-2024.
LOX received.  Per LOX, the insurance company cannot update the effective date; hence, the email confirming no claims was provided.; 8/XX/2024 email received; it indicates the effective date was 7/XX/2024.  Provide revised ACORD binder with an effective date of 7/XX/2024 (disbursement date).
08/19/2024
Borrower has stable job time - Borrower has 9.3 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.95% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30206	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Borrower has stable job time - Borrower has 9.3 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.95% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30206	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Borrower has stable job time - Borrower has 9.3 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.95% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30207	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 7.64 years on job. Qualifying DTI below max allowed. - Calculated DTI of 23.81% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30207	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 7.64 years on job. Qualifying DTI below max allowed. - Calculated DTI of 23.81% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30207	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 7.64 years on job. Qualifying DTI below max allowed. - Calculated DTI of 23.81% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30208	XXX	XXXX	08/XX/2024	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 08-XX-2024 is after the Disbursement Date of 08-XX-2024. Hazard Insurance Effective Date of 08XX-2024 is after the Disbursement Date of 08-XX-2024.			Revised HOI received; 8/XX/2024 effective date.	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.37 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30208	XXX	XXXX	08/XX/2024	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.37 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30208	XXX	XXXX	08/XX/2024	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.37 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30209	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing LPA #XXX not satisfied. Provide VVOE within 10-business days of note.			7/XX/2024 XXXX VVOE received -- within 10-business days of note.	08/22/2024
Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.42% is less than Guideline CLTV of 80%
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XXXX	RATE24J30209	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Provide the 2022 & 2023 1040 signature pages, signed/dated by both borrowers.			2022 and 2023 signed tax returns and DocuSign audit trail received.	08/22/2024
Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.42% is less than Guideline CLTV of 80%
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XXXX	RATE24J30209	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.42% is less than Guideline CLTV of 80%
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XXXX	RATE24J30209	XXX	XXXX	08/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.42% is less than Guideline CLTV of 80%
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XXXX	RATE24J30210	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 15.05 years on job.
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XXXX	RATE24J30210	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 15.05 years on job.
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XXXX	RATE24J30210	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 15.05 years on job.
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XXXX	RATE24J30211	XXX	XXXX	07/XX/2024	XXXXX	KS	QM: Safe Harbor APOR (APOR SH)	Curative	08/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 2.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.43% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%
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XXXX	RATE24J30211	XXX	XXXX	07/XX/2024	XXXXX	KS	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 2.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.43% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%
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XXXX	RATE24J30211	XXX	XXXX	07/XX/2024	XXXXX	KS	QM: Safe Harbor APOR (APOR SH)	Curative	08/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 2.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.43% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%
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XXXX	RATE24J30212	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE1764	Credit	Missing Verification of Mortgage
The final 1003 and other documentation in the file show that B2's primary housing expense includes a HELOC payment of $2,267.89. While the HELOC agreement was provided, verification of the HELOC payment used to qualify was not. Please provide verification of the HELOC payment.

Rebuttal LOX received.  HELOC calculator used online; in-line with the payment used in qualification.  Also, if the HELOC was calculated at the worst-case of 18%, it would still be within the permitted DTI.
08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 45%
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XXXX	RATE24J30212	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The final CD shows IPCs of $25,000 but the sales contract shows no IPCs. Please provide the sales contract addendum which reflects the $25,000 IPCs.
																	7/XX/2024 amended escrow instructions received; $25K seller credit reflected; signed/dated by all parties.	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 45%
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XXXX	RATE24J30212	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($575.00) exceed the comparable charges ($425.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required.  Refund in the amount of $107.50, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  The 10% tolerance violation in the amount of $107.50 is due to an increase in the Mortgage Recording Fee from $425.00 to $575.00 on the final CD dated 7/XX/2024 with no valid COC or cure in file.
																	PCCD provided; Exception resolved; PCCD provided; Exception resolved	08/09/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 45%
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XXXX	RATE24J30212	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 45%
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XXXX	RATE24J30213	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30213	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30213	XXX	XXXX	07/XX/2024	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30214	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide DRIVE report with all high alerts cleared.			7/XX/2024 DRIVE report received; all high alerts cleared.	08/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 42.03% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.03% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.61% is less than Guideline DTI of 45%
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XXXX	RATE24J30214	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 42.03% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.03% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.61% is less than Guideline DTI of 45%
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XXXX	RATE24J30214	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 42.03% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.03% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.61% is less than Guideline DTI of 45%
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XXXX	RATE24J30215	XXX	XXXX	07/XX/2024	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The prior sale reflected in schedule A #4 doesn't cover the required timeframe (no other commentary on the title commitment).  Provide any one of the following:  supplement/endorsement, email or abstract reviewer findings, or revised commitment.
																	7/XX/2024 commitment received; prior transfers reflected in schedule A #4 (sufficient timeframe referenced; no additional commentary).	08/19/2024	Borrower has stable job time - Borrower has 6.72 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30215	XXX	XXXX	07/XX/2024	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Borrower has stable job time - Borrower has 6.72 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30215	XXX	XXXX	07/XX/2024	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Borrower has stable job time - Borrower has 6.72 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30216	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
There's no evidence of a CD issued prior to 7/XX/2024 and received 3 business days prior to consummation dated 7/XX/2024 in the loan file.  This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.

Initial signed CD provided; Exception resolved; Initial signed CD provided; Exception resolved; Initial CD provided dated 7/XX/2024 did not have a receipt date; mailbox rule used. Receipt date was not more than 3 days prior to consummation; Initial CD provided dated 7/XX/2024 did not have a receipt date provided
																		08/07/2024	Borrower has stable job time - Borrower has 4.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30216	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024	Borrower has stable job time - Borrower has 4.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30216	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Borrower has stable job time - Borrower has 4.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30217	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/20/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $125.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increase of the Appraisal fee from $825 on the initial LE, dated 07/XX/2024, to $950 on the initial CD, dated 07/XX/2024.  The file does not contain a valid COC for the increase of this fee.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Documentation provided confirms this is a no-cost loan; consumer did not pay increase in appraisal fee. ; Documentation provided confirms this is a no-cost loan; consumer did not pay increase in appraisal fee. ; PCCD provided did not resolve the exception; TILA 130b Cure Required. Refund in the amount of $125.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The file is missing the COC for the increase of the Appraisal fee from $825 on the initial LE, dated 07/XX/2024, to $950 on the initial CD, dated 07/XX/2024. The file does not contain a valid COC for the increase of this fee.
																		08/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.75 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30217	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FCRE1467	Credit	Asset 1 Missing	Asset 1 Missing. The terms of withdrawal are missing for Institute on Aging 403B plan with Empower.			Empower 403B terms received; hardship withdrawals permitted.	08/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.75 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30217	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.75 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30218	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024	Borrower has stable job time - Borrower has 3.28 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30218	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Borrower has stable job time - Borrower has 3.28 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30218	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Borrower has stable job time - Borrower has 3.28 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30219	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing Purchase contract was not found in the loan file.			Fully-executed PA received; all terms match.; Purchase Contract Doc is not Missing, or is Not Applicable.	08/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 9.35 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30219	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 9.35 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30219	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 9.35 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30220	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.16 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30220	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.16 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30220	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.16 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30221	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $100.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Appraisal Rush Fee added for $100.00 on the initial CD dated 07/XX/2024 with no valid COC or cure in the file.
																	Cure package provided; Exception downgraded to a 2/B	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.3 years on job.	D	B	D	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30221	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide updated DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.3 years on job.	D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30221	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.3 years on job.	D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30222	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE1184	Credit	AUS Not Provided
Missing AUS File contains two 1008s, both of which reflect approved by LPA with a 36.94% DTI. The LPA in the file approved a DTI of only 28%, as it appears the REO expense was not included. The audited DTI is 35.63%. Please provide the final LPA which includes the REO expense and matches the 1008 DTI.
																	DU submission #2 received; terms match.; AUS is not missing	08/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.62 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30222	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.62 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30222	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.62 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30223	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Borrower has stable job time - Borrower has 10.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 729 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30223	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/01/2024	Borrower has stable job time - Borrower has 10.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 729 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30223	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Borrower has stable job time - Borrower has 10.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 729 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30224	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)). Missing evidence that the borrower received a copy of their appraisal 3 days prior to consummation
																	Evidence of appraisal delivery provided; Exception resolved; Evidence of appraisal delivery provided; Exception resolved; Evidence of appraisal delivery provided; Exception resolved	08/15/2024	Borrower has stable job time - Borrower has 8.29 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30224	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Borrower has stable job time - Borrower has 8.29 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30224	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Borrower has stable job time - Borrower has 8.29 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30225	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30225	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30225	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30226	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Borrower has stable job time - Borrower has 7.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.44% is less than Guideline DTI of 45%
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XXXX	RATE24J30226	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Borrower has stable job time - Borrower has 7.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.44% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30226	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Borrower has stable job time - Borrower has 7.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.44% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30227	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing Employment Authorization ID not found in file.			I-797A received; valid to 1/XX/2027.; Borrower 1 Citizenship Documentation Provided or Not Required	08/16/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.22% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.22% is less than Guideline LTV of 75%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30227	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.22% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.22% is less than Guideline LTV of 75%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30227	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.22% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.22% is less than Guideline LTV of 75%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30228	XXX	XXXX	08/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 6.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30228	XXX	XXXX	08/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 6.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30228	XXX	XXXX	08/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 6.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30229	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required.  Refund in the amount of $54.95, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, copy of refund check, and proof of delivery.

-The revised LE reflects a 2nd Verification of Employment Fee for $55, which was added on 7/XX/2024 and was supported by a valid COC.  However, the initial CD reflects a 3rd Verification of Employment Fee for $55.95, which was added on 7/XX/2024 (and was reduced to $54.95 on the Final CD, dated 8/XX/2024).

The file does not contain a valid COC for the addition of the 3rd Verification of Employment Fee for $54.95.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $54.95.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Received cure package including PCCD, LOE, Copy of refund check and proof of delivery from the client for testing. Exception cured. ; Received cure package including PCCD, LOE, Copy of refund check and proof of delivery from the client for testing. Exception cured.
08/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30229	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30229	XXX	XXXX	08/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30230	XXX	XXXX	07/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The subject property county name on the Deed of Trust is incorrect. The Deed of Trust indicates that the subject property is located the county of XXX, but according to the legal description on the title commitment, the correct county name is XXX
																	Scrivener's affidavit received; county corrected to XXX; recorded on 8/XX/2024.	08/19/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30230	XXX	XXXX	07/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists
All Interested Parties Not Checked with Exclusionary Lists. Under the guidelines of the FNMA Loan Quality Initiative (LQI), all loan submissions require the originating lender to check each party involved, or associated with, the mortgage loan transaction. Despite this requirement, there is no evidence in the loan file that the supervisory appraiser has been checked. The appraiser is a trainee and not fully licensed yet, but the supervisory appraiser was not included in the search.
																	8/XX/2024 DRIVE report received; both appraisers included.	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30230	XXX	XXXX	07/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30230	XXX	XXXX	07/XX/2024	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30231	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30231	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30231	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30232	XXX	XXXX	08/XX/2024	XXXXX	NV	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.59% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.23 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30232	XXX	XXXX	08/XX/2024	XXXXX	NV	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.59% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.23 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30232	XXX	XXXX	08/XX/2024	XXXXX	NV	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.59% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.23 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30235	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 49.59% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.43 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.6% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.59% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30235	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 49.59% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.43 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.6% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.59% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30235	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 49.59% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.43 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.6% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.59% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30236	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE1473	Credit	Asset 7 Missing	Asset 7 Missing Please provide the Borrower's XXXX retirement account.			3/XX/2024 and 4/XX/2024 XXXX statements received for #XXX; 5/XX/2024 online summary received for #XXXX. Balances used on the assets screen match the statements.; Asset 7 Provided Or Not Applicable	07/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30236	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset 6 Missing Please provide the Borrower's XXXX money market account.			3/XX/2024 and 4/XX/2024 XX statements received for #XXXX; 5/XX/2024 online summary received for #XXXX. Balances used on the assets screen match the statements.; Asset 6 Provided Or Not Applicable	07/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30236	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30236	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/16/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 9.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30237	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Borrower has stable job time - Borrower has 5.5 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30237	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/24/2024	Borrower has stable job time - Borrower has 5.5 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30237	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Borrower has stable job time - Borrower has 5.5 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30238	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 2.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.44% is less than Guideline DTI of 45%
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XXXX	RATE24J30238	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 2.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.44% is less than Guideline DTI of 45%
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30238	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.70.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Cure of $250.70 required for increase or addition of third party fees payable to affiliate without valid COC. The Lender's Title Policy fee, and Settlement fee increased, while the Overnight fee, Tax Search fee, and Upper Court search fees were added. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.

Corrected fees paid to an affiliate, they are not subject to 0% since the borrower choose the provider; exception resolved; Corrected fees paid to an affiliate, they are not subject to 0% since the borrower choose the provider; exception resolved
07/22/2024
Borrower has stable job time - Borrower has 2.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.44% is less than Guideline DTI of 45%
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XXXX	RATE24J30239	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.71% is less than Guideline DTI of 45%
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XXXX	RATE24J30239	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.71% is less than Guideline DTI of 45%
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XXXX	RATE24J30240	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/28/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/8/XX/16/2024 and does not meet the timing regulation.  Please provide a copy of the initial CD with borrowers acknowledgement of receipt for review.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	08/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 58.21% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.21% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30240	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 58.21% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.21% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30240	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 58.21% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.21% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30241	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 44.53 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J30241	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 44.53 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J30242	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Borrower has stable job time - Borrower has 4.0 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30242	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Borrower has stable job time - Borrower has 4.0 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30242	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Please provide updated 3rd Party VOE within 10 business days from the note.			7/XX/2024 note date. 6/XX/2024 XXX VVOE received; active.	07/22/2024	Borrower has stable job time - Borrower has 4.0 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30243	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.43% is less than Guideline DTI of 45%
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XXXX	RATE24J30243	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.43% is less than Guideline DTI of 45%
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XXXX	RATE24J30243	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.43% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30244	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing The Note is Missing There's no evidence of a Note in the loan file. There's no evidence of the Note in the loan file.			Fully-executed note received; all data entered.; The Note is Present	08/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.52 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30244	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.52 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30245	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30245	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30245	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30246	XXX	XXXX	08/XX/2024	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 4.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.82% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.82% is less than Guideline LTV of 80%
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XXXX	RATE24J30246	XXX	XXXX	08/XX/2024	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Borrower has stable job time - Borrower has 4.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.82% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.82% is less than Guideline LTV of 80%
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XXXX	RATE24J30246	XXX	XXXX	08/XX/2024	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	08/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 4.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.82% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.82% is less than Guideline LTV of 80%
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XXXX	RATE24J30247	XXX	XXXX	07/XX/2024	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30247	XXX	XXXX	07/XX/2024	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30247	XXX	XXXX	07/XX/2024	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Page 3 & 4 are missing.			21-page open-end mortgage deed received, including legal description.	07/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30248	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Please provide the Borrower's Tax Transcripts.
5/XX/2024 IRS ROA 1040 transcripts received; 2021-2023; no account balance reflected; supports income on WVOE.; Rebuttal LOX received; 5/XX/2024 lock date; per 4/XX/2024 Rate Rapid Jumbo AUS underwriting guidelines, exhibit E:  proof of no record found AND a written VOE confirming amounts disclosed on the W2's are required to waive the transcript requirement (prior to note date).  No W2 transcripts are present in-file.
																		07/27/2024	Borrower has stable job time - Borrower has 14.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30248	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Borrower has stable job time - Borrower has 14.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30248	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Borrower has stable job time - Borrower has 14.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30249	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 26.44% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.44% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 10.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.48 years on job.
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XXXX	RATE24J30249	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 26.44% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.44% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 10.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.48 years on job.
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XXXX	RATE24J30249	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 26.44% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.44% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 10.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.48 years on job.
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XXXX	RATE24J30250	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Appraisal effective date = 6/XX/2024.  There have been 2 disasters affecting XXX  since then:  XXX and XXX.  Provide either a post-disaster inspection (PDI) report or exterior-only inspection confirming no damages.
																	Disaster inspection report received; no damages.	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.66% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.07% is less than Guideline LTV of 80%
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XXXX	RATE24J30250	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.66% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.07% is less than Guideline LTV of 80%
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XXXX	RATE24J30250	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.66% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.07% is less than Guideline LTV of 80%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30251	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30251	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30251	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30252	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Page 2 & 3 of the PUD rider are missing.			DOT, PUD rider, and Revocable trust rider received; all pages included.	08/15/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30252	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30252	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30253	XXX	XXXX	07/XX/2024	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered
ATR:  Reasonable Income or Assets Not Considered File is missing income verification forXXXX, which was validated by DU. Audit is unable to calculate income due to missing rate of pay and year-to-date earnings.

																	7/XX/2024 XXXWVOE received for B2; income used in qualification is supported. Revised income summary uploaded. ATR risk now resolved.	08/19/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 6.36 years on job.
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XXXX	RATE24J30253	XXX	XXXX	07/XX/2024	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines File is missing income verification for XXXX, which was validated by DU. Audit is unable to calculate income due to missing rate of pay and year-to-date earnings.

7/XX/2024 XXXX WVOE received; income used in qualification is supported.  Revised income summary uploaded.; Income and Employment Do Not Meet Guidelines; 7/XX/2024 Truework WVOE received; income used in qualification is supported.  Revised income summary uploaded.; 7/XX/2024 Truework VVOE received.  The 7/XX/2024 Truework WVOE is still missing.; Rebuttal LOX received.  The 7/XX/2024 Truework WVOE reflected in DU #6, #18, and #20 is missing.
08/19/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 6.36 years on job.
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XXXX	RATE24J30253	XXX	XXXX	07/XX/2024	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 6.36 years on job.
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XXXX	RATE24J30253	XXX	XXXX	07/XX/2024	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 6.36 years on job.
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XXXX	RATE24J30254	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J30254	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J30254	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J30255	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 10.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.67% is less than Guideline DTI of 45%
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XXXX	RATE24J30255	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 10.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.67% is less than Guideline DTI of 45%
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XXXX	RATE24J30255	XXX	XXXX	07/XX/2024	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 10.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.67% is less than Guideline DTI of 45%
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XXXX	RATE24J30256	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Qualifying DTI below max allowed. - Calculated DTI of 34.77% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30256	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Qualifying DTI below max allowed. - Calculated DTI of 34.77% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30256	XXX	XXXX	07/XX/2024	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Qualifying DTI below max allowed. - Calculated DTI of 34.77% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30257	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30257	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30257	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30258	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/15/2024	Borrower has stable job time - Borrower has 19.17 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30258	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024	Borrower has stable job time - Borrower has 19.17 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30258	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024	Borrower has stable job time - Borrower has 19.17 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30259	XXX	XXXX	06/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.98 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30259	XXX	XXXX	06/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.98 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30259	XXX	XXXX	06/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 46.05% exceeds AUS DTI of 44.51% Lender miscalculated rental loss for XXX. Although the DU tolerance is within 3%, the total exceeds 45%.			Rebuttal LOX received; HOA dues recalculated; screens corrected; revised income summary uploaded to the bulletin board.; Audited DTI of 44.51% is less than or equal to AUS DTI of 44.51%	07/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.98 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30260	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.84% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.84% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 21.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 8.96 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30260	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.84% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.84% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 21.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 8.96 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30260	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.84% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.84% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 21.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 8.96 years on job.
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XXXX	RATE24J30261	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.1% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.22 years on job.
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XXXX	RATE24J30261	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.1% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.22 years on job.
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XXXX	RATE24J30261	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	. The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.1% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.22 years on job.
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XXXX	RATE24J30262	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.56% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 26.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.56% is less than Guideline LTV of 80%
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XXXX	RATE24J30262	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.56% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 26.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.56% is less than Guideline LTV of 80%
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XXXX	RATE24J30262	XXX	XXXX	07/XX/2024	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.56% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 26.43% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.56% is less than Guideline LTV of 80%
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XXXX	RATE24J30263	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.98 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30263	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.98 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30263	XXX	XXXX	07/XX/2024	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.98 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30264	XXX	XXXX	07/XX/2024	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30264	XXX	XXXX	07/XX/2024	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30264	XXX	XXXX	07/XX/2024	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30265	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Borrower has stable job time - Borrower has 4.34 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30265	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Borrower has stable job time - Borrower has 4.34 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30265	XXX	XXXX	07/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Borrower has stable job time - Borrower has 4.34 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30266	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024	Borrower has stable job time - Borrower has 22.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30266	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/15/2024	Borrower has stable job time - Borrower has 22.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30266	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024	Borrower has stable job time - Borrower has 22.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30267	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $175.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the addition of the Final Inspection of $175 on the CD dated 7/XX/2024.
The file does not contain a valid COC for the addition of this fee.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved; COC provided; Exception resolved	08/02/2024	Borrower has stable job time - Borrower has 2.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30267	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30267	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30268	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30268	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30268	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30269	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 4.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30269	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Borrower has stable job time - Borrower has 4.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30269	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 4.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30270	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30270	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30270	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30271	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.4% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.43 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30271	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.4% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.43 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30271	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.64% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.4% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.43 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.64% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30272	XXX	XXXX	08/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30272	XXX	XXXX	08/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30272	XXX	XXXX	08/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30273	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30273	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30273	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30274	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 7.55 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.48% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 17.25% is less than Guideline DTI of 45%
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XXXX	RATE24J30274	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 7.55 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.48% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 17.25% is less than Guideline DTI of 45%
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XXXX	RATE24J30274	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 7.55 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.48% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 17.25% is less than Guideline DTI of 45%
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XXXX	RATE24J30275	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.79% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.08 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.13% is less than Guideline LTV of 80%
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XXXX	RATE24J30275	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.79% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.08 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.13% is less than Guideline LTV of 80%
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XXXX	RATE24J30275	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.79% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.08 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.13% is less than Guideline LTV of 80%
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XXXX	RATE24J30276	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.11 years on job.
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XXXX	RATE24J30276	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.11 years on job.
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XXXX	RATE24J30276	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.11 years on job.
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XXXX	RATE24J30277	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FCRE1350	Credit	Borrower 2 Personal Tax Returns Missing
Borrower 2 Personal Tax Returns Missing Borrower 2 earns income from a foreign corporation and is paid in foreign currency. Per FNMA guidelines, 2 years tax returns are required to support foreign income. Please provide the most recent 2 years tax returns.

Received copies of  2021 and 2022 signed Tax returns. Exception Resolved ; Form 4868 received; extended until 10/XX/2024.  Still missing signed copies of 2021 & 2022 1040's (just those pages and the DocuSign audit trail).; 2021 and 2022 tax returns received.  Missing signed copies and accepted 4868 for 2023.
08/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 13.67% is less than Guideline DTI of 45%
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XXXX	RATE24J30277	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 13.67% is less than Guideline DTI of 45%
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XXXX	RATE24J30277	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 13.67% is less than Guideline DTI of 45%
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XXXX	RATE24J30278	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024	Borrower has stable job time - Borrower has 33.19 years on job. Qualifying DTI below max allowed. - Calculated DTI of 33.89% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30278	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Borrower has stable job time - Borrower has 33.19 years on job. Qualifying DTI below max allowed. - Calculated DTI of 33.89% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30278	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Borrower has stable job time - Borrower has 33.19 years on job. Qualifying DTI below max allowed. - Calculated DTI of 33.89% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30279	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE1155	Credit	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address Subject note reflects the subject city as XXX vs. the HOI dec page reflects the subject city as XXX			LOX received. There is a mixture of documentation with either "XXXX as the city. The title commitment and legal description confirm they are one-in-the-same.	08/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.0 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30279	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.0 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30279	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.0 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30280	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 10.96 years on job.
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XXXX	RATE24J30280	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 10.96 years on job.
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XXXX	RATE24J30281	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.63 years on job.
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XXXX	RATE24J30281	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.63 years on job.
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XXXX	RATE24J30281	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.63 years on job.
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XXXX	RATE24J30282	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 4.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30282	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 4.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30282	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 4.46 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30283	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30283	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30283	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report with all High alerts cleared.			7/XX/2024 DRIVE report received; all high alerts cleared.	07/22/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30284	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing Please provide copy of the fully executed Note document.			The fully-executed note was received.; The Note is Present	08/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.83% is less than Guideline DTI of 45%
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XXXX	RATE24J30284	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.83% is less than Guideline DTI of 45%
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XXXX	RATE24J30284	XXX	XXXX	07/XX/2024	XXXXX	NH	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.83% is less than Guideline DTI of 45%
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XXXX	RATE24J30333	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. Total assets verified = $XXX; total required (including EMD, which wasn't fully verified + CTC per final CD + required reserves) = $XXXX.  Provide confirmation of canceled checks for both EMD's (DU #18), or additional asset documentation per DU #17 & #19.
																	Documentation received confirming both EMD's cleared; sufficient funds for closing & reserves, accordingly.; confirmed asset seasoning has been met.	08/15/2024	Borrower has stable job time - Borrower has 3.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30333	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, adding the $4500 seller concession, is missing.			Fully-executed addendum received; $4500 seller credit reflected.	08/15/2024	Borrower has stable job time - Borrower has 3.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30333	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024	Borrower has stable job time - Borrower has 3.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30333	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024	Borrower has stable job time - Borrower has 3.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30285	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 7.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30285	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Borrower has stable job time - Borrower has 7.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30285	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 7.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30286	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 16.25 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30286	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Borrower has stable job time - Borrower has 16.25 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30286	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 7/XX/2024 DRIVE report: 4200-001 [participant(s) name is on high risk watchlist(s)].			7/XX/2024 DRIVE report received; all high alerts cleared.	07/22/2024
Borrower has stable job time - Borrower has 16.25 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30287	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.3% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30287	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.3% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30287	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report that reflects all high alerts as cleared.			7/XX/2024 DRIVE report received; all high alerts cleared.	07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.3% is less than Guideline DTI of 45%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30288	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.46 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30288	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.46 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30332	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The Fraud Report did not include the following required participants: Non-Borrowing Spouse, Title Underwriter.			8/XX/2024 DRIVE report received; all alerts cleared; all parties included.	08/10/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30332	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30332	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30289	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30289	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30289	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30290	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide a revised DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.	08/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30290	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30290	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30291	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.91% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30291	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.91% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30292	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. TheXXXstatement reflects "past due amounts" of $25.  Provide e-signed attestation that the account was never 30-days or more late (late fee imposed after 15-days, but statement doesn't provide additional clarification).

7/XX/2024 credit supplement received;XXXX; through 7/XX/30/2024 and there are late fees reflected on the statement.  If you prefer to obtain a credit supplement, reflecting there was no 30-day late payment in XXXX 2024, that's also acceptable (May is reflected on XXXX).
07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.82% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30292	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.82% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30292	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.82% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30293	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, adding the $10K seller concession, is missing.			Fully-executed PA addendum, adding the $10K seller concession, received.	08/06/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.9% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.9% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 7.02 years on job.
																				D	A	B	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30293	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,390.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $2,390, cure package requires PCCD, LOE, Copy of Refund Check and Proof of Delivery or valid COC. The tolerance violation is due to addition of Discount Points $2390.00 added to the CD issued 7/XX/2024 without a valid coc.
																	COC and LE provided; Exception resolved; COC and LE provided; Exception resolved	08/02/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.9% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.9% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 7.02 years on job.
																				D	A	D	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30293	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.9% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.9% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 7.02 years on job.
																				D	A	A	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30294	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
There's no evidence of a CD issued and received 3 business days prior to consummation dated 7/XX/2024. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	08/05/2024
Borrower has stable job time - Borrower has 8.26 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30294	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Borrower has stable job time - Borrower has 8.26 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30294	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Borrower has stable job time - Borrower has 8.26 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30334	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $335.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increase of the Appraisal fee from $815 on the initial LE, dated 05/XX/2023, to $1,150.00 on the initial CD, dated 07/XX/2024.  The file does not contain a valid COC for the increase of this fee.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $335.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved; COC provided; Exception resolved	08/12/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 12.37% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.74% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.74% is less than Guideline LTV of 80%
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30334	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 12.37% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.74% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.74% is less than Guideline LTV of 80%
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30334	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 12.37% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.74% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.74% is less than Guideline LTV of 80%
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30295	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.05 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30295	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.05 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30295	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 7/XX/2024 DRIVE report: 4210-002 (all of the required participants have not been input).			7/XX/2024 DRIVE Report received; high alert cleared.	07/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.05 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30296	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30296	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30296	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30297	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete 7/XX/2024 amended escrow instructions is not signed/XX/5/XX/dated by all parties; the fully-executed addendum, adding the $125 agent credit, is missing.

Fully-executed 7/XX/5/XX/24/XX/1 and 7/XX/24/XX/1 & 7/XX/2024 amended escrow instructions are still missing.; Duplicate 6/XX/2024 instructions received; signed/dated by all parties.  The documentation specified in the original finding is still missing.
																		08/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.97 years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30297	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.97 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30297	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.97 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30298	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30298	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30298	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30299	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXXX The supplemental report only includes the owner's policy amount.  Provide a lender's supplement, short-form or final ALTA title policy reflecting the buyer's policy amount.

7/XX/2024 ALTA loan policy received; amount of insurance is $XXXX (matches note).; Duplicate supplemental report received; the buyer's policy is still missing (should be equal to the loan amount; this is for the purchase contract amount - owner's policy).
																		08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30299	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30299	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30300	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Fraud Report shows multiple uncleared alerts. All alerts must be addressed and cleared.			7/XX/2024 DRIVE report received; all high alerts cleared.	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.35% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30300	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.35% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30300	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.35% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30301	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide DRIVE report, in XXXs name, with all high alerts cleared (more recent than XXX report).			; 8/XX/2024 DRIVE report received; all high alerts cleared.	08/19/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.07% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30301	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.07% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30301	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.07% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30302	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide a revised DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.; 7/XX/2024 DRIVE report received; #XXX is still open (all others cleared).	08/28/2024	Borrower has stable job time - Borrower has 2.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30302	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30302	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 2.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30303	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($6,182.50) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). No tolerance exception

PCCD provided; Exception resolved; PCCD provided; Exception resolved; Received copy of Initial CD dated 07/XX/2024 with a COC dated 07/XX/2024; however no valid reason was provided for the increase in recording fees.
Therefore, TILA 130b Cure Required. Refund in the amount of $48.70, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The 10% tolerance violation in the amount of $48.70 is due to the increase of recording fees without a valid COC.; TILA 130b Cure Required.  Refund in the amount of $48.70, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $48.70 is due to the increase of recording fees without a valid COC in file
																		08/27/2024	Borrower has stable job time - Borrower has 10.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	C	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30303	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Final CD reflects a seller credit that is not reflected on the sales contract. Please provide the addendum to the sales contract which reflects the seller credit.
																	7/XX/2024 amendment to escrow instructions received; 8/XX/2024 COE and $2000 seller credit reflected; signed/dated by all parties.	08/19/2024	Borrower has stable job time - Borrower has 10.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	B	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30303	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to XXX report, initial Loan application date is 06/XX/2024. Homeownership counseling organization disclosure is dated 07/XX/2024 which exceeds the timing regulation.
																	RESPA HOC provided; Exception resolved; RESPA HOC provided; Exception resolved	08/18/2024	Borrower has stable job time - Borrower has 10.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	C	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30303	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to XXX report, initial Loan application date is 6/XX/2024. Initial LE in file is dated 7/XX/2024 which exceeds the timing regulation.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	08/18/2024	Borrower has stable job time - Borrower has 10.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	C	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30303	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). Missing initial WLSP dated 7/XX/2024.  Informational
																	WLSP provided; Exception resolved; Informational	08/18/2024	Borrower has stable job time - Borrower has 10.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	A	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30303	XXX	XXXX	08/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Borrower has stable job time - Borrower has 10.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	A	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30304	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.61% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.87 years on job.
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XXXX	RATE24J30304	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.61% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.87 years on job.
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XXXX	RATE24J30304	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.61% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.87 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30305	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30305	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30305	XXX	XXXX	07/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30306	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($200.00) exceed the comparable charges ($170.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure required: Cure of $13.00 required for increase in total third party and recording fees by more than aggregate plus 10%. The recording fees increased from $160.00 to $200.00 which exceeded the 10% by $24.00. COC provided does not provide sufficient reason for increase. Cure requirements include PCCD, LOE, and copy of refund check.
																	PCCD & settlement statement provided; Exception resolved; PCCD & settlement statement provided; Exception resolved	08/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30306	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30306	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30306	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30307	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.69% is less than Guideline DTI of 45%
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XXXX	RATE24J30307	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/12/2024.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.69% is less than Guideline DTI of 45%
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30307	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCRE1477	Credit	Asset 11 Missing	Asset 11 Missing. XXXX; the underwriting summary indicates the 3/XX/30/2024 statements were reviewed; both are missing.			3/XX/2024 and 4/XX/2024 XXXX combined statement received; XXXX reflected; amounts match the assets screen; account types match the assets screen.	07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.69% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30307	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCRE1476	Credit	Asset 10 Missing	Asset 10 Missing. XXXX; the underwriting summary indicates the 3/XX/30/2024 statements were reviewed; both are missing.			3/XX/2024 and 4/XX/2024 XXXX combined statement received; XXXX reflected; amounts match the assets screen; account types match the assets screen.	07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.69% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30307	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCRE1475	Credit	Asset 9 Missing	Asset 9 Missing XXXX; the underwriting summary indicates the 3/XX/30/2024 statements were reviewed; both are missing.			3/XX/2024 and 4/XX/2024 XXXX combined statement received; XXXX reflected; amounts match the assets screen; account types match the assets screen.	07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.69% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30308	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 6.64 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30308	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 6.64 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30308	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 6.64 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30309	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements
Asset 4 Does Not Meet Guideline Requirements Missing copy of HUD for sale of departure residence to support $XXX funds to close and omission of debt with XXX, acct ending XXX with a XXXX balance as required per AUS.  Additional conditions may apply.
																	7/XX/2024 final seller's CD received for 7113 Mesilla Lane. $XXXX estimated net proceeds on the 1003 & assets screen; $XXXX actual.	08/10/2024
Borrower has stable job time - Borrower has 7.84 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30309	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Borrower has stable job time - Borrower has 7.84 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30310	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Borrower has stable job time - Borrower has 8.62 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30310	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Borrower has stable job time - Borrower has 8.62 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30310	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Borrower has stable job time - Borrower has 8.62 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30311	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,700.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required.  Refund in the amount of $1,700, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fees additions/XX/10/XX/12/XX/10/XX/10/XX/2/2024, as reflected on the Compliance Report, the initial CD timing requirements were not met, and therefore, the additions of the Appraisal Fee - Addt'l Report and the Appraisal Rush fee are may not be valid.

Once the missing documentation is provided, additional testing will be completed.

Cure package provided; Exception downgraded to a 2/XX/12/2024 without a valid COC. Please provide cure package that requires a PCCD, LOE and copy of refund check.; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $15.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
08/07/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 31.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 15.82% is less than Guideline DTI of 45%
																				D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30311	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 31.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 15.82% is less than Guideline DTI of 45%
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30311	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 31.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 15.82% is less than Guideline DTI of 45%
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30311	XXX	XXXX	07/XX/2024	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Documentation required to clear exception.  Consummation date is 07/XX/2024, however the initial CD found in the file is dated 7/XX/2024, which is less than 3 business days prior to consummation. Missing the initial CD dated 7/XX/2024, as reflected on the Compliance report found in file.
 This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Received copy of Initial CD dated 07/XX/2024 from the client for testing. Exception resolved. ; Received copy of Initial CD dated 07/XX/2024 from the client for testing. Exception resolved.	07/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 31.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 15.82% is less than Guideline DTI of 45%
																				D	B	C	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J30312	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024	Borrower has stable job time - Borrower has 16.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30312	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/30/2024	Borrower has stable job time - Borrower has 16.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30312	XXX	XXXX	07/XX/2024	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024	Borrower has stable job time - Borrower has 16.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30313	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset 6 Missing The $4XXX EMD was wired from XXXX. However, the associated, fully-executed gift letter is missing.
UW LOX received.  The EMD wasn't used in their qualification; removed internally; sufficient funds for EMD/XX/reserves.; Third party deposit instructions received.  The fully-executed gift letter, including the relationship between the parties, is required (this is a title document with insufficient clarification).
08/19/2024
Borrower has stable job time - Borrower has 35.93 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30313	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($300.00) exceed the comparable charges ($183.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required.  Refund in the amount of $98.70, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Recording Fee increased from $183.00 to $300.00 on the Final CD without a valid COC or cure in file.
																	PCCD provided, exception resolved	08/15/2024
Borrower has stable job time - Borrower has 35.93 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 700
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30313	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 35.93 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30314	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30314	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30314	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30315	XXX	XXXX	08/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements
Asset 5 Does Not Meet Guideline Requirements The loan file contains the purchase agreement with XXX for the sale of the departure property, however, please provide a copy of the final HUD reflecting net assets of $XXXX and needed to support omission of Heloc debt with XXXX acct ending XXXX.  Additional conditions may apply.
																	Sirva relocation documentation received. Estimated proceeds of $XXX on the 1003 & assets screen; $XXX total actual proceeds.	08/15/2024
Borrower has stable job time - Borrower has 23.1 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.35% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.35% is less than Guideline CLTV of 80%
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XXXX	RATE24J30315	XXX	XXXX	08/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Borrower has stable job time - Borrower has 23.1 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.35% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.35% is less than Guideline CLTV of 80%
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XXXX	RATE24J30315	XXX	XXXX	08/XX/2024	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Borrower has stable job time - Borrower has 23.1 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.35% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.35% is less than Guideline CLTV of 80%
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XXXX	RATE24J30316	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/01/2024	Borrower has stable job time - Borrower has 13.35 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30316	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024	Borrower has stable job time - Borrower has 13.35 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30316	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024	Borrower has stable job time - Borrower has 13.35 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30317	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO0936	Property	UCDP Summary Report is Missing	The UCDP Summary Report is Missing
1/XX/2024 FNMA & FHLMC UCDP received; screen updated; TPR already in-file.; The UCDP Summary Report Provided; The UCDP Summary Report is Missing; 1/XX/2024 FNMA & FHLMC UCDP received; screen updated; TPR already in-file.; The UCDP Summary Report Provided; The UCDP Summary Report is Missing
08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.44% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 19.63% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 15.14 years on job.
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XXXX	RATE24J30317	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide updated DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.44% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 19.63% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 15.14 years on job.
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XXXX	RATE24J30317	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.44% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 19.63% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 15.14 years on job.
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XXXX	RATE24J30318	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30318	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30318	XXX	XXXX	07/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30319	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 6/XX/2024 DRIVE report (all others were):  1010 and 2037.  NOTE:  the associated e-signed LOE for her AKA's is also missing.  Provide both.

7/XX/2024 DRIVE report received; all high alerts have been cleared on the report.; 6/XX/2024 e-signed LOE forXXXX was received (clears alert #1010; underwriter made comments on the report, but forgot to select "cleared" during their review).  Property detail report in initial file confirms XXXX is owned by the borrower's parents (clears alert #2037; no underwriting commentary on report).
07/25/2024
Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%
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XXXX	RATE24J30319	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%
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XXXX	RATE24J30319	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXXX California is a non-disclosure state, so the policy amounts are never reflected on the preliminary title report; no lender's supplement in-file.  Provide the lender's supplement, short-form or final ALTA policy reflecting the correct policy amount.
																	Final title policy received; amount of insurance is $XXX (matches loan amount).	07/23/2024
Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%
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XXXX	RATE24J30319	XXX	XXXX	06/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/ settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /XX/25/XX/25/XX/27/XX/24/XX/24/2024 with verification borrower acknowledged 3 days prior to loan consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	07/22/2024
Borrower has stable job time - Borrower has 2.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%
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XXXX	RATE24J30320	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 46.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.07% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 22.73 years on job.
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XXXX	RATE24J30320	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 46.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.07% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 22.73 years on job.
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XXXX	RATE24J30320	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide an updated DRIVE report with all high alerts cleared.			7/XX/2024 DRIVE report received; all high alerts cleared.	07/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 46.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.07% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 22.73 years on job.
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XXXX	RATE24J30321	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 3.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30321	XXX	XXXX	08/XX/2024	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	08/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 3.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
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XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
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XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1319	Credit	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing Please provide most recent personal tax returns with all schedules. Additional conditions may apply.
The following was received:  WVOE; 2021 1040; 2022 1040; accepted form 4868 for 2023; 2021 K-1 (less than 25%, so the 1065 isn't required); 2022 K-1's (less than 25% on both, so the 1065's aren't required); 1040 signature pages; lender's income calculations; Google search results; and and email regarding the VVOE.  The income summary was updated and uploaded.  All documentation was added to the employment-income screen, which cleared all findings.  No additional documentation required.; Borrower 1 Personal Tax Returns Provided
07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
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XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1322	Credit	Borrower 1 Business Tax Returns Missing
Borrower 1 Business Tax Returns Missing Please provide most recent Business Tax Returns along with all schedules and K-1's for all businesses listed on the final application.  Additional conditions may apply.

The following was received:  WVOE; 2021 1040; 2022 1040; accepted form 4868 for 2023; 2021 K-1 (less than 25%, so the 1065 isn't required); 2022 K-1's (less than 25% on both, so the 1065's aren't required); 1040 signature pages; lender's income calculations; Google search results; and and email regarding the VVOE.  The income summary was updated and uploaded.  All documentation was added to the employment-income screen, which cleared all findings.  No additional documentation required.; Borrower 1 Business Tax Returns Provided
07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
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XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing All income documents are missing from the loan file. Please provide all income documentation used for qualifying.
The following was received:  WVOE; 2021 1040; 2022 1040; accepted form 4868 for 2023; 2021 K-1 (less than 25%, so the 1065 isn't required); 2022 K-1's (less than 25% on both, so the 1065's aren't required); 1040 signature pages; lender's income calculations; Google search results; and and email regarding the VVOE.  The income summary was updated and uploaded.  All documentation was added to the employment-income screen, which cleared all findings.  No additional documentation required.; Income 2 Months Income Verified is Present Or Not Applicable
07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
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XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1292	Credit	Income 1 Months Income Verified is Missing	Income 1 Months Income Verified is Missing All income documents are missing from the loan file. Please provide all income documentation used for qualifying.
The following was received:  WVOE; 2021 1040; 2022 1040; accepted form 4868 for 2023; 2021 K-1 (less than 25%, so the 1065 isn't required); 2022 K-1's (less than 25% on both, so the 1065's aren't required); 1040 signature pages; lender's income calculations; Google search results; and and email regarding the VVOE.  The income summary was updated and uploaded.  All documentation was added to the employment-income screen, which cleared all findings.  No additional documentation required.; Income 1 Months Income Verified is Present Or Not Applicable
07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30322	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing Missing Third Party documentation self-employment.  The VVOE found in the loan file indicates the business was verified via the internet.  No internet verification of the business is in the loan file.

The following was received:  WVOE; 2021 1040; 2022 1040; accepted form 4868 for 2023; 2021 K-1 (less than 25%, so the 1065 isn't required); 2022 K-1's (less than 25% on both, so the 1065's aren't required); 1040 signature pages; lender's income calculations; Google search results; and and email regarding the VVOE.  The income summary was updated and uploaded.  All documentation was added to the employment-income screen, which cleared all findings.  No additional documentation required.; Borrower 1 3rd Party VOE Prior to Close Was Provided
07/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.07 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30323	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Borrower has stable job time - Borrower has 9.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30323	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Borrower has stable job time - Borrower has 9.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30323	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Borrower has stable job time - Borrower has 9.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30324	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/08/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.77% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.77% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J30324	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/08/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.77% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.77% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30324	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/08/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.77% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.77% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30325	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $750.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $750.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Discount points of $750.00 were added to the final CD without a valid COC or Lock confirmation in file.
																	COC provided; Exception resolved; COC provided; Exception resolved	08/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.5% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.83 years on job.
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XXXX	RATE24J30325	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.5% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.83 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30325	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.5% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.83 years on job.
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XXXX	RATE24J30326	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Page 1 is missing.			Complete, signed final 1003 received.	08/19/2024
Qualifying DTI below max allowed. - Calculated DTI of 12.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.16% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.97 years on job.
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XXXX	RATE24J30326	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 12.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.16% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.97 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30326	XXX	XXXX	08/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 12.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.16% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.97 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30327	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30327	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30327	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30328	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXX California is a non-disclosure state, so the preliminary title report never includes the policy coverages; lender supplement isn't in-file (CTRL+F search completed with no applicable results).  Provide any one of the following:  lender's supplement, short-form, or final ALTA policy to confirm coverage.
																	Final title policy received; amount of insurance is $1.191MM (matches note).	08/14/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 10.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
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XXXX	RATE24J30328	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE1322	Credit	Borrower 1 Business Tax Returns Missing
Borrower 1 Business Tax Returns Missing Although the loss reflected on the K-1's is insignificant and won't impact DTI, FNMA requires 1065's be obtained based on his percentage of ownership (50%).  Depending on the incorporation date, either 2022 & 2023 are required, or just 2023 (if more than 5-years old).  For each 1065 obtained, it needs to be signed.  Provide all per FNMA selling guide (section B3-3.2).

UW LOX received.  Per section B3-3.2-01, within the analysis of borrower's personal income section, "this is not required when a borrower is qualified using only income that is not derived from self-employment and self-employment is a secondary and separate source of income (or loss)."  Since the loss was insignificant and does not adversely affect the loan integrity or approval thereof, the 1065's aren't required despite 50% ownership.; LOX received.  First, DU cannot comment on what it doesn't know.  Since the partnership loss wasn't disclosed on the 1003, it wasn't included in your DU findings.  The 2022 & 2023 K-1's were in-file; they cannot be unseen.  The quoted section of the FNMA guidelines are based on percentage of ownership, not income/XX/loss were included; then DU would have told you what documentation was needed.
08/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 10.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
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XXXX	RATE24J30328	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 10.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30328	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 10.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30328	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 7/XX/2024 DRIVE report:  XXX (participant name is on high risk watchlist) and XXX (loan officer identified on internal company watchlist list).  We cannot clear this, as there is no evidence of the LO's middle name in-file.
																	7/XX/2024 DRIVE report received; all high alerts were cleared.	07/30/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 10.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30328	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/20/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The [separate] amended escrow instructions, adding the $15K seller concessions and adjusting the sales price to $1.985MM, aren't e-signed by the sellers.
																	Seller-signed addendum for PP change to $XXX and adding $15K seller concessions received.	07/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 10.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30329	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Illinois anti-predatory lending addenda is missing (required for XXX County).			IL APLDP received.	08/09/2024
Borrower has stable job time - Borrower has 2.08 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30329	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/01/2024
Borrower has stable job time - Borrower has 2.08 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30329	XXX	XXXX	07/XX/2024	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/01/2024
Borrower has stable job time - Borrower has 2.08 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30330	XXX	XXXX	08/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide DRIVE report with all high alerts cleared.			8/XX/2024 DRIVE report received; all high alerts cleared.	08/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.13 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30330	XXX	XXXX	08/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). The Written List of Service providers in file is dated 7/XX/2024, which is more than 3 business days following the application date of 7/XX/2024.  According to the XXX report, the lender issued a Written List of Service providers disclosure on 7/XX/2024, which is missing from the loan file.
																	NA not in scope; Informational	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.13 years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30330	XXX	XXXX	08/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on Independence Day (07/XX/2024)PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. According to the eSign Process Summary, the initial Loan application date is 7/XX//XX/8/XX/1/XX/5/2024, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed.

																	Initial LE provided, exception resolved; Initial LE provided, exception resolved	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.13 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30330	XXX	XXXX	08/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on Independence Day (07/XX/2024)PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. The RESPA Homeownership counseling disclosure in file is date 7/XX/2024, which is more than 3 business days after the application date of 7/XX/2024.
																	Initial HOC provided; Exception resolved; Initial HOC provided; Exception resolved	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.13 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30330	XXX	XXXX	08/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,908.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). According to the eSign Process Summary, the initial Loan application date is 7/XX//XX/8/XX/5/XX/8/XX/5/2024 is provided, additional testing will be completed to confirm that there were no 0% tolerance violations.

																	Initial LE provided, exception resolved	08/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.13 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30330	XXX	XXXX	08/XX/2024	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.13 years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J30331	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.21% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30331	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.21% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J30331	XXX	XXXX	07/XX/2024	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	08/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/13/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.21% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700
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